UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1111

Date of fiscal year end: Last Day of February

Date of reporting period: March 1, 2022 through February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Reports. Not Applicable. Notices do not incorporate disclosures from the shareholder report.

Annual Report
JPMorgan Institutional Trust Funds
February 28, 2023
JPMorgan Core Bond Trust
JPMorgan Intermediate Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

Letter to Shareholders
April 11, 2023 (Unaudited)
Dear Shareholder,
Financial markets have shown some resiliency in recent months after sharply rising interest rates and the outbreak of war in Ukraine in 2022 fueled dislocations in both equity and bond markets. While asset prices have yet to fully rebound from last year, overall financial market volatility has receded and asset valuations may have grown more attractive to investors.

“As investors assess the potential
risks to financial market returns, we
believe it is important to recognize
both the potential benefits of
portfolio diversification and the
potential investment opportunities
uncovered by changes in relative
asset valuations.”
— Brian S. Shlissel

Certainly, the factors that weighed on markets in 2022 largely remain in place in early 2023. Additionally, the failures of two U.S. regional banks and the takeover of troubled Credit Suisse Group AG by UBS Group AG have rattled the financial services sector, though regulators moved quickly to attempt to contain the risk of contagion and overall US. bank capitalization rates remain healthy and much improved since the 2008 financial crisis.
The International Monetary Fund (the “IMF”) recently trimmed its forecast for global economic growth in 2023 and warned that any further turmoil in the financial system could further impede economic activity. The IMF also indicated that infla tionary pressures had yet to peak in many countries, despite moderation in prices for energy and food.  Notably, the IMF slightly raised its growth forecast for the U.S., while lowering its forecast for Germany and Japan.
Above average wage inflation, contracting profit margins and slower economic activity may put pressure on U.S. equities in the months ahead, though companies positioned to weather a secular slowdown may stand out. Lower valuations compared with the U.S. and a weakening dollar could provide support for international equities. Core fixed income assets may also prove attractive to investors if interest rates decline in the year ahead.
As investors assess the potential risks to financial market returns, we believe it is important to recognize both the potential benefits of portfolio diversification and the investment potential opportunities uncovered by changes in relative asset valuations. Our lineup of investment solutions seeks to provide investors with ability to build durable portfolios that can meet their financial goals.
Sincerely,

Brian S. Shlissel
President - J.P. Morgan Funds
J.P. Morgan Asset Management
1-800-480-4111 or www.jpmorganfunds.com for more information

February 28, 2023	JPMorgan Institutional Trust Funds	1

JPMorgan Institutional Trust Funds
MARKET OVERVIEW
TWELVE MONTHS ENDED February 28, 2023 (Unaudited)
Global financial markets declined through most of the period amid inflationary pressures, rapidly rising interest rates, war across Ukraine and weaker economic conditions in China. However, developed markets stabilized somewhat in the second half of the period as domestic economic data improved.
While both equities and bonds were down for the period, fixed income assets experienced a historically poor performance. For the twelve month period, the Bloomberg U.S. Aggregate Index returned -9.72%, the Bloomberg U.S. High Yield Index returned -5.46% and the Bloomberg Emerging Markets Index returned -8.01%.
Through the second quarter of 2022, investor demand for bonds was crushed by the highest inflation levels in four decades and the subsequent policy response by leading central banks. Russia’s invasion of Ukraine at the end of February 2022, followed by the U.S. Federal Reserve’s decision to initiate its current monetary tightening cycle in mid-March 2022 drove global financial markets sharply lower. Stocks and bonds fell in tandem and volatility spiked higher. By the end of February 2023, the Fed had raised interest rates eight times to a range of 4.50% to 4.75%, the highest level since the 2007-08 financial crisis.
The Bank of England and the European Central Bank also aggressively tightened monetary their policies in response to accelerating price pressures, though the former started raising interest rates in December 2021 and the latter waited until September 2022 to begin raising rates.
In the second half of the period, financial markets appeared to stabilize and even rebounded somewhat The U.S. economy proved to be resilient and data showed price inflation receding, while Europe largely avoided a prolonged energy crisis through coordinated efforts to obtain alternatives to Russian supplies of petroleum and natural gas. Additionally, China dropped many of the strict anti-pandemic measures that had severely constrained spending and demand in the first half of the period.
While both bond and equity markets had negative returns for the twelve month period, U.S. high yield bonds (also known as junk bonds) and emerging markets debt posted a moderate positive performance for the final half of the period.

2	JPMorgan Institutional Trust Funds	February 28, 2023

JPMorgan Core Bond Trust
FUND COMMENTARY
TWELVE MONTHS ENDED February 28, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund *	(8.57)%
Bloomberg U.S. Aggregate Index	(9.72)%
Net Assets as of 2/28/2023 (In Thousands)	$2,131,431
Duration as of 2/28/2023	6.2 Years
INVESTMENT OBJECTIVE**
The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the twelve months ended February 28, 2023, the Fund outperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s position in agency mortgage-backed securities and its shorter overall duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds of shorter duration will experience a smaller decrease in price compared with longer duration bonds when interest rates rise. The Fund’s allocation to asset-backed securities also contributed to relative performance.
The Fund’s security selection in corporate bonds, including its overweight position in the financials sector, were leading detractors from performance relative to the Benchmark. The Fund’s out-of-Benchmark position in non-agency mortgage-backed securities also detracted from relative performance.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities and agency mortgages.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF February 28, 2023	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	25.9%
Corporate Bonds	24.0
Mortgage-Backed Securities	20.3
Asset-Backed Securities	14.5
Collateralized Mortgage Obligations	6.3
Commercial Mortgage-Backed Securities	4.5
Others (each less than 1.0%)	1.5
Short-Term Investments	3.0

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

February 28, 2023	JPMorgan Institutional Trust Funds	3

JPMorgan Core Bond Trust
FUND COMMENTARY
TWELVE MONTHS ENDED February 28, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF February 28, 2023

INCEPTION DATE OF FUND	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	(8.57)%	1.28%	1.75%
TEN YEAR FUND PERFORMANCE  (2/28/13 TO 2/28/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.
The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Bloomberg U.S. Aggregate Index from February 28, 2013 to February 28, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
The Fund’s shares have a $10,000,000 minimum investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMorgan Institutional Trust Funds	February 28, 2023

JPMorgan Intermediate Bond Trust
FUND COMMENTARY
TWELVE MONTHS ENDED February 28, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund *	(5.51)%
Bloomberg Intermediate U.S. Government/Credit Index	(6.22)%
Net Assets as of 2/28/2023 (In Thousands)	$80,471
Duration as of 2/28/2023	3.8 Years
INVESTMENT OBJECTIVE**
The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the twelvemonths ended February 28, 2023, the Fund outperformed the Bloomberg Intermediate U.S. Government/Credit Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s shorter duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds of shorter duration will experience a smaller decrease in prices compared with longer duration bonds when interest rates rise. The Fund’s allocation to asset-backed securities also contributed to relative performance.
The Fund’s out-of-Benchmark allocations to agency mortgage-backed securities and non-agency mortgage-backed securities were leading detractors from relative performance.
HOW WAS THE FUND POSITIONED?
The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF February 28, 2023	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	35.7%
Corporate Bonds	25.1
Collateralized Mortgage Obligations	12.3
Mortgage-Backed Securities	9.6
Asset-Backed Securities	8.9
Commercial Mortgage-Backed Securities	6.9
Others (each less than 1.0%)	0.3
Short-Term Investments	1.2

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

February 28, 2023	JPMorgan Institutional Trust Funds	5

JPMorgan Intermediate Bond Trust
FUND COMMENTARY
TWELVE MONTHS ENDED February 28, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF February 28, 2023

INCEPTION DATE OF FUND	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	(5.51)%	1.30%	1.51%
TEN YEAR FUND PERFORMANCE  (2/28/13 TO 2/28/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.
The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust and the Bloomberg Intermediate U.S. Government/Credit Index from February 28, 2013 to February 28, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg
Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. Investors cannot invest directly in an index.
The Fund’s shares have a $5,000,000 minimum investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMorgan Institutional Trust Funds	February 28, 2023

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 26.0%
U.S. Treasury Bonds
4.38%, 2/15/2038	447	468
3.50%, 2/15/2039	961	904
4.25%, 5/15/2039	3,300	3,399
1.13%, 5/15/2040	11,555	7,313
4.38%, 5/15/2040	11,000	11,474
3.88%, 8/15/2040	21,115	20,715
1.88%, 2/15/2041	7,095	5,071
2.25%, 5/15/2041	18,355	13,946
1.75%, 8/15/2041	980	679
2.00%, 11/15/2041	1,160	838
2.38%, 2/15/2042	26,895	20,702
2.75%, 11/15/2042	3,800	3,088
4.00%, 11/15/2042	4,400	4,337
3.63%, 8/15/2043	5,214	4,855
3.75%, 11/15/2043	238	226
3.00%, 11/15/2044	8,200	6,859
2.88%, 8/15/2045	2,795	2,279
2.25%, 8/15/2046	13,193	9,519
3.00%, 2/15/2047	548	456
3.13%, 5/15/2048	3,757	3,207
2.25%, 8/15/2049	8,965	6,430
2.38%, 11/15/2049	3,700	2,728
2.00%, 2/15/2050	5,329	3,605
1.25%, 5/15/2050	6,152	3,413
1.38%, 8/15/2050	565	324
1.63%, 11/15/2050	8,800	5,392
1.88%, 2/15/2051	18,386	12,004
2.00%, 8/15/2051	16,100	10,822
1.88%, 11/15/2051	7,225	4,699
2.25%, 2/15/2052	13,625	9,715
2.88%, 5/15/2052	2,025	1,658
3.00%, 8/15/2052	16,975	14,270
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	425	426
3.63%, 4/15/2028	1,466	1,602
2.50%, 1/15/2029	415	434
U.S. Treasury Notes
2.13%, 5/15/2025	355	336
0.38%, 12/31/2025	10,000	8,921
0.38%, 1/31/2026	1,840	1,634
0.50%, 2/28/2026	7,870	6,997
2.50%, 2/28/2026	560	529
0.75%, 4/30/2026	1,130	1,007
0.88%, 6/30/2026	3,195	2,848
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

0.88%, 9/30/2026	21,887	19,362
1.75%, 12/31/2026	9,369	8,532
2.63%, 5/31/2027	12,000	11,230
3.25%, 6/30/2027	12,000	11,514
2.75%, 7/31/2027	7,950	7,469
3.13%, 8/31/2027	53,850	51,391
0.38%, 9/30/2027	4,690	3,945
0.75%, 1/31/2028	4,500	3,819
1.25%, 3/31/2028	9,800	8,497
1.25%, 4/30/2028	17,110	14,805
1.25%, 6/30/2028	13,470	11,610
1.00%, 7/31/2028	9,500	8,057
1.75%, 1/31/2029	3,850	3,372
1.88%, 2/28/2029	12,700	11,201
2.88%, 4/30/2029	30,400	28,341
2.75%, 5/31/2029	130	120
3.25%, 6/30/2029	30,000	28,550
3.13%, 8/31/2029	27,735	26,191
1.50%, 2/15/2030	895	760
1.25%, 8/15/2031	1,040	843
1.38%, 11/15/2031	1,174	955
1.88%, 2/15/2032	27,100	22,958
2.88%, 5/15/2032	5,725	5,265
2.75%, 8/15/2032	36,000	32,715
U.S. Treasury STRIPS Bonds
1.92%, 8/15/2024 (a)	10,600	9,871
8.21%, 5/15/2026 (a)	1,500	1,303
3.95%, 8/15/2026 (a)	1,592	1,369
2.55%, 11/15/2041 (a)	500	229
Total U.S. Treasury Obligations (Cost $649,518)		554,403
Corporate Bonds — 24.1%
Aerospace & Defense — 0.6%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	125
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	793
3.00%, 9/15/2050 (b)	502	333
Boeing Co. (The)
4.88%, 5/1/2025	605	596
2.75%, 2/1/2026	701	650
2.20%, 2/4/2026	1,385	1,258
3.10%, 5/1/2026	320	298
5.04%, 5/1/2027	960	946
3.25%, 3/1/2028	840	762
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
5.15%, 5/1/2030	940	910
5.71%, 5/1/2040	745	709
L3Harris Technologies, Inc. 1.80%, 1/15/2031	840	655
Leidos, Inc.
2.30%, 2/15/2031	465	363
5.75%, 3/15/2033	630	622
Raytheon Technologies Corp.
3.20%, 3/15/2024	350	343
5.15%, 2/27/2033	934	929
4.50%, 6/1/2042	2,799	2,516
4.15%, 5/15/2045	543	452
4.35%, 4/15/2047	199	173
		13,433
Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	117	113
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	445	336
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	490	444
1.30%, 1/8/2026 (b)	425	376
1.50%, 6/15/2026 (b)	775	679
3.00%, 2/10/2027 (b)	355	325
2.38%, 10/15/2027 (b)	530	463
1.80%, 1/10/2028 (b)	805	675
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (b)	797	726
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	785	617
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	378	320
		4,625
Banks — 4.7%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	800	667
ANZ New Zealand Int'l Ltd. (New Zealand) 2.55%, 2/13/2030 (b)	778	656
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	263	252
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	991
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Banco Santander SA (Spain)
2.75%, 5/28/2025	2,000	1,874
5.15%, 8/18/2025	400	395
1.85%, 3/25/2026	1,000	886
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	400	345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (c)	600	465
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	1,373	1,359
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	590	525
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	545	480
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,700	1,581
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	1,500	1,434
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	6,211	5,653
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,247
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	892
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	435	356
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	3,685	2,524
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	1,343	1,345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	755	655
Bank of Montreal (Canada) 1.85%, 5/1/2025	950	882
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	1,650	1,601
Banque Federative du Credit Mutuel SA (France) 2.38%, 11/21/2024 (b)	813	770
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	1,452	1,398
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	454
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	832	768
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	323	286
SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	1,746	1,444
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	765	619
Citigroup, Inc.
4.40%, 6/10/2025	865	846
4.30%, 11/20/2026	1,200	1,151
6.63%, 1/15/2028	250	268
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	1,573	1,457
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	2,145	1,722
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	885	698
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	719	590
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	298	206
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b) (d)	525	370
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	759
3.75%, 7/21/2026	945	886
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	1,250	1,212
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	500	459
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	1,500	1,324
2.81%, 1/11/2041 (b)	470	309
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (b) (c)	705	709
Discover Bank 4.25%, 3/13/2026	1,205	1,157
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	1,054	1,049
3.90%, 5/25/2026	200	191
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (c)	939	904
(SOFR + 3.03%), 7.34%, 11/3/2026 (c)	1,460	1,522
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	550	481
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	904	844
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,029
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	676
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	916
6.10%, 1/14/2042	700	747
Huntington National Bank (The) 5.65%, 1/10/2030	1,972	1,990
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	626
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	225	211
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	400	385
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	770	735
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	856
4.38%, 3/22/2028	475	449
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	940	822
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.44%, 2/22/2034 (c)	880	865
3.75%, 7/18/2039	760	639
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	875	808
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	916
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (c)	1,550	1,544
(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	606
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (c) (d)	1,025	889
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	1,480	1,453
4.80%, 4/5/2026	2,010	1,957
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	670	696
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	690	660
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	900	844
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	240	221
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	9

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.02%, 3/2/2034 (c)	905	906
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (b)	435	377
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	865	863
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (c)	1,531	1,480
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	1,075	1,093
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	930	812
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	2,100	2,126
Societe Generale SA (France)
5.00%, 1/17/2024 (b)	370	366
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	3,947	3,497
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	395	345
3.00%, 1/22/2030 (b)	235	195
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	915	729
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (b) (c)	755	518
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (c)	400	400
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (c)	570	537
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	485	428
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (c)	200	185
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (b) (d)	500	492
2.63%, 7/14/2026	872	796
5.52%, 1/13/2028	1,480	1,476
3.04%, 7/16/2029	1,315	1,139
5.71%, 1/13/2030	1,480	1,491
Swedbank AB (Sweden) 5.34%, 9/20/2027 (b)	1,800	1,777
Toronto-Dominion Bank (The) (Canada) 5.16%, 1/10/2028	600	597
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Truist Financial Corp.
4.00%, 5/1/2025	265	258
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	765	744
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (c)	905	816
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	665	580
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	200	182
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (b) (c)	300	283
Wells Fargo & Co.
4.65%, 11/4/2044	1,180	1,009
4.40%, 6/14/2046	300	246
Westpac Banking Corp. (Australia) 3.13%, 11/18/2041	882	602
		100,803
Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	2,583	2,424
4.90%, 2/1/2046	375	344
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	63
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	780	673
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	357	308
1.85%, 9/1/2032	675	509
Constellation Brands, Inc. 5.25%, 11/15/2048	220	205
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	1,060	797
		5,323
Biotechnology — 0.6%
AbbVie, Inc.
3.20%, 11/21/2029	1,832	1,620
4.05%, 11/21/2039	3,409	2,876
4.63%, 10/1/2042	480	426
4.40%, 11/6/2042	790	685
4.45%, 5/14/2046	190	163
Amgen, Inc.
5.25%, 3/2/2033 (e)	1,535	1,524
SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
5.60%, 3/2/2043 (e)	1,950	1,926
4.66%, 6/15/2051	1,300	1,123
3.00%, 1/15/2052	845	541
5.65%, 3/2/2053 (e)	825	818
Baxalta, Inc. 5.25%, 6/23/2045	50	47
Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	853
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	989
		13,591
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	340	265
6.50%, 8/15/2032	600	608
Trane Technologies Financing Ltd. 5.25%, 3/3/2033 (e)	650	645
		1,518
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The) 2.80%, 5/4/2026	254	237
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	350
Blackstone Secured Lending Fund 3.65%, 7/14/2023	795	789
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	314
4.85%, 3/29/2029	411	394
4.70%, 9/20/2047	88	75
Credit Suisse AG (Switzerland)
Series FXD, 0.52%, 8/9/2023	1,000	968
3.63%, 9/9/2024	402	380
7.95%, 1/9/2025	1,718	1,735
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (c)	691	626
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	490	422
4.28%, 1/9/2028 (b)	1,162	976
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (c)	840	591
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	1,225	1,197
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	780	699
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300	1,131
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	445	450
FMR LLC 6.45%, 11/15/2039 (b)	500	530
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,415	1,371
3.50%, 11/16/2026	469	440
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	2,900	2,556
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	780	683
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,260	1,126
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	3,776	3,507
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	676
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	803
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,255	1,771
6.75%, 10/1/2037	685	729
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	749	774
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	575	437
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (b)	1,600	1,614
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	510	448
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (c)	700	682
Morgan Stanley
3.63%, 1/20/2027	2,470	2,335
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	960	856
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	620	609
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,740	1,324
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	1,265	1,117
4.30%, 1/27/2045	485	417
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,094	1,035
2.68%, 7/16/2030	700	569
S&P Global, Inc. 2.90%, 3/1/2032 (b)	1,791	1,533
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (b)	300	290
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (b) (c)	1,838	1,792
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (c)	975	944
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (b) (c)	255	221
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (c)	965	826
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	11

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	1,480	1,137
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	360	283
		44,769
Chemicals — 0.2%
Albemarle Corp. 5.45%, 12/1/2044	150	138
DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	951
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	365	302
Nutrien Ltd. (Canada)
5.90%, 11/7/2024	1,892	1,902
4.20%, 4/1/2029	175	165
4.13%, 3/15/2035	455	394
5.00%, 4/1/2049	230	207
Union Carbide Corp. 7.75%, 10/1/2096	850	1,021
		5,080
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	223
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,192
2.35%, 1/15/2032	1,095	836
		2,028
Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	417	401
5.13%, 5/18/2045 (b)	893	806
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	716
		1,923
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	2,420	2,403
2.88%, 8/14/2024	600	571
6.50%, 7/15/2025	246	247
1.75%, 1/30/2026	860	760
2.45%, 10/29/2026	560	494
3.00%, 10/29/2028	690	588
3.30%, 1/30/2032	655	524
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
American Express Co. 5.85%, 11/5/2027	1,470	1,513
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (b)	450	419
5.50%, 1/15/2026 (b)	1,000	968
2.13%, 2/21/2026 (b)	620	543
4.25%, 4/15/2026 (b)	1,200	1,114
4.38%, 5/1/2026 (b)	820	763
2.53%, 11/18/2027 (b)	7,294	6,078
Capital One Financial Corp.
4.20%, 10/29/2025	250	241
(SOFR + 2.06%), 4.93%, 5/10/2028 (c)	782	757
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	920	713
General Motors Financial Co., Inc.
1.20%, 10/15/2024	470	437
3.80%, 4/7/2025	685	659
1.25%, 1/8/2026	1,781	1,575
4.35%, 1/17/2027	430	411
2.35%, 1/8/2031	520	399
2.70%, 6/10/2031	910	711
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (b)	2,385	2,383
5.50%, 2/15/2024 (b)	1,626	1,607
		26,878
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	1,246	1,089
Packaging Corp. of America 4.05%, 12/15/2049	845	666
WRKCo, Inc.
3.75%, 3/15/2025	400	387
3.90%, 6/1/2028	170	157
		2,299
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	416
University of Miami Series 2022, 4.06%, 4/1/2052	480	404
University of Southern California Series A, 3.23%, 10/1/2120	570	350
		1,170
Diversified Financial Services — 0.2%
Corebridge Financial, Inc.
3.65%, 4/5/2027 (b)	770	718
3.85%, 4/5/2029 (b)	545	492
SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Financial Services — continued
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (b)	1,436	1,360
Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	2,280	1,957
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	469
		4,996
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
2.30%, 6/1/2027	2,340	2,085
1.65%, 2/1/2028	250	212
3.50%, 6/1/2041	1,646	1,236
3.55%, 9/15/2055	2,984	2,021
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	335	250
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	232	210
Verizon Communications, Inc.
2.10%, 3/22/2028	795	686
4.33%, 9/21/2028	962	922
2.36%, 3/15/2032	1,787	1,405
2.65%, 11/20/2040	988	669
3.40%, 3/22/2041	1,060	799
3.70%, 3/22/2061	1,045	735
		11,230
Electric Utilities — 2.1%
Alabama Power Co. 6.13%, 5/15/2038	239	257
Arizona Public Service Co. 5.05%, 9/1/2041	200	181
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	283
2.90%, 6/15/2050	450	301
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	1,234	1,168
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	111
Duke Energy Corp. 3.75%, 9/1/2046	985	726
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,508
Duke Energy Progress LLC
4.10%, 5/15/2042	273	229
4.10%, 3/15/2043	125	104
2.90%, 8/15/2051	820	536
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	672
Edison International
3.55%, 11/15/2024	1,591	1,535
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
6.95%, 11/15/2029	1,020	1,071
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	550
Entergy Arkansas LLC
3.50%, 4/1/2026	175	167
2.65%, 6/15/2051	415	258
Entergy Corp. 2.95%, 9/1/2026	336	309
Entergy Louisiana LLC
3.05%, 6/1/2031	629	536
2.90%, 3/15/2051	490	320
Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,355
Evergy, Inc. 2.90%, 9/15/2029	985	843
Exelon Corp. 5.30%, 3/15/2033	1,000	987
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,191
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	200
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	464
Hydro-Quebec (Canada) Series IO, 8.05%, 7/7/2024	350	362
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	1,565	1,544
2.95%, 5/14/2030 (b)	440	375
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	560	537
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	688	657
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	298
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	108
5.45%, 5/15/2041	305	293
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	493	475
1.96%, 6/27/2030 (b)	1,000	796
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	710	628
2.45%, 12/2/2027 (b)	795	670
4.45%, 6/15/2029 (b)	615	547
NSTAR Electric Co. 4.95%, 9/15/2052	1,000	955
OGE Energy Corp. 0.70%, 5/26/2023	560	554
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	675	668
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	114
Pacific Gas and Electric Co.
1.70%, 11/15/2023	690	670
3.45%, 7/1/2025	795	747
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	13

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
2.95%, 3/1/2026	2,560	2,351
4.20%, 6/1/2041	695	522
3.75%, 8/15/2042 (f)	308	214
4.30%, 3/15/2045	525	379
PECO Energy Co. 2.80%, 6/15/2050	410	268
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	136
Pepco Holdings LLC 7.45%, 8/15/2032	316	346
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047 (d)	1,360	1,407
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	593
Series A-4, 5.21%, 12/1/2047	420	418
Series A-5, 5.10%, 6/1/2052	795	803
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,190
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	877
Progress Energy, Inc. 7.00%, 10/30/2031	300	323
Public Service Co. of Colorado 3.55%, 6/15/2046	214	157
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	961
Series G, 6.63%, 11/15/2037	2,490	2,667
Public Service Electric and Gas Co. 5.38%, 11/1/2039	317	310
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,735
Series B, 3.65%, 3/1/2028	400	373
Series 08-A, 5.95%, 2/1/2038	200	204
4.05%, 3/15/2042	552	444
Southwestern Public Service Co. 4.50%, 8/15/2041	200	175
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	314
		45,027
Electrical Equipment — 0.0% ^
Eaton Corp.
7.63%, 4/1/2024	300	307
4.00%, 11/2/2032	170	156
		463
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	190	190
3.25%, 9/8/2024	219	212
3.88%, 1/12/2028	442	405
Corning, Inc. 3.90%, 11/15/2049	1,043	786
		1,593
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — 0.1%
Halliburton Co. 4.75%, 8/1/2043	540	465
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	1,126	1,058
		1,523
Entertainment — 0.1%
Activision Blizzard, Inc. 1.35%, 9/15/2030	842	658
Walt Disney Co. (The)
8.88%, 4/26/2023	430	432
6.20%, 12/15/2034	100	109
		1,199
Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	129
2.00%, 5/18/2032	980	750
4.00%, 2/1/2050	653	507
American Tower Corp.
5.00%, 2/15/2024	974	968
3.38%, 10/15/2026	312	290
1.50%, 1/31/2028	1,215	1,002
2.10%, 6/15/2030	630	499
1.88%, 10/15/2030	1,090	839
3.70%, 10/15/2049	935	653
3.10%, 6/15/2050	496	309
2.95%, 1/15/2051	324	196
Boston Properties LP
3.20%, 1/15/2025	532	508
3.65%, 2/1/2026	483	458
Brixmor Operating Partnership LP
3.85%, 2/1/2025	400	383
2.25%, 4/1/2028	840	706
2.50%, 8/16/2031	425	330
Corporate Office Properties LP 2.00%, 1/15/2029	335	258
Crown Castle, Inc.
4.00%, 3/1/2027	264	251
2.10%, 4/1/2031	2,000	1,567
Digital Realty Trust LP 3.70%, 8/15/2027	252	233
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,032
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,587
Healthcare Realty Holdings LP
3.10%, 2/15/2030	1,604	1,366
2.00%, 3/15/2031	610	465
Healthpeak Properties Interim, Inc.
3.40%, 2/1/2025	17	16
SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
3.50%, 7/15/2029	772	688
Life Storage LP
4.00%, 6/15/2029	859	784
2.40%, 10/15/2031	485	384
Mid-America Apartments LP 3.95%, 3/15/2029	920	864
National Retail Properties, Inc.
4.00%, 11/15/2025	783	754
4.30%, 10/15/2028	620	579
Office Properties Income Trust
2.40%, 2/1/2027	980	724
3.45%, 10/15/2031	490	327
Physicians Realty LP 2.63%, 11/1/2031	505	403
Prologis LP
3.25%, 6/30/2026	239	226
2.88%, 11/15/2029	380	330
3.00%, 4/15/2050	905	615
Public Storage
1.95%, 11/9/2028	615	522
2.25%, 11/9/2031	516	415
Realty Income Corp. 1.80%, 3/15/2033	530	387
Regency Centers LP 2.95%, 9/15/2029	745	627
Sabra Health Care LP 3.20%, 12/1/2031	825	613
Safehold Operating Partnership LP 2.80%, 6/15/2031	2,940	2,264
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	402
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (c)	1,320	1,211
SITE Centers Corp. 4.70%, 6/1/2027	330	309
UDR, Inc.
2.95%, 9/1/2026	382	351
3.00%, 8/15/2031	305	257
2.10%, 8/1/2032	640	482
Ventas Realty LP
3.50%, 2/1/2025	242	232
4.13%, 1/15/2026	114	110
3.25%, 10/15/2026	292	269
3.85%, 4/1/2027	554	524
Welltower OP LLC 6.50%, 3/15/2041	350	361
WP Carey, Inc.
4.25%, 10/1/2026	350	338
2.25%, 4/1/2033	1,180	888
		32,542
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — 0.2%
7-Eleven, Inc.
1.80%, 2/10/2031 (b)	560	430
2.50%, 2/10/2041 (b)	574	375
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (b)	1,275	907
3.63%, 5/13/2051 (b)	1,420	965
CVS Pass-Through Trust
5.93%, 1/10/2034 (b)	726	705
Series 2013, 4.70%, 1/10/2036 (b)	565	516
Kroger Co. (The) 5.00%, 4/15/2042	1,100	995
		4,893
Food Products — 0.3%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,565	1,288
Campbell Soup Co. 3.13%, 4/24/2050	315	213
Conagra Brands, Inc. 5.30%, 11/1/2038	220	205
Kellogg Co. 5.25%, 3/1/2033	1,109	1,105
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	747
4.38%, 6/1/2046	629	513
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	149
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	1,500	1,168
Tyson Foods, Inc.
4.88%, 8/15/2034	300	286
5.15%, 8/15/2044	210	191
		5,865
Gas Utilities — 0.2%
Atmos Energy Corp.
4.15%, 1/15/2043	828	698
4.13%, 10/15/2044	125	105
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	257
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	340
Southern California Gas Co. 6.35%, 11/15/2052	1,370	1,499
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	390
4.80%, 3/15/2047 (b)	367	306
		3,595
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	378
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	15

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Becton Dickinson and Co. 4.67%, 6/6/2047	365	321
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	796
		1,495
Health Care Providers & Services — 0.7%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	592
Aetna, Inc. 6.75%, 12/15/2037	440	471
Ascension Health Series B, 2.53%, 11/15/2029	430	369
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	558
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	429
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	369
Cigna Group (The) 4.50%, 2/25/2026	300	293
CommonSpirit Health
1.55%, 10/1/2025	555	503
2.78%, 10/1/2030	550	461
3.91%, 10/1/2050	545	415
CVS Health Corp.
4.30%, 3/25/2028	171	163
5.25%, 2/21/2033	1,400	1,378
Elevance Health, Inc.
4.63%, 5/15/2042	500	451
4.65%, 1/15/2043	535	479
4.65%, 8/15/2044	100	88
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	1,015
HCA, Inc.
5.25%, 6/15/2026	1,680	1,654
5.13%, 6/15/2039	725	645
5.50%, 6/15/2047	650	585
3.50%, 7/15/2051	414	270
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	191
Memorial Health Services 3.45%, 11/1/2049	1,340	1,008
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	171
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	219
Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	142
Texas Health Resources 4.33%, 11/15/2055	300	263
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	666
3.25%, 5/15/2051	560	401
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
5.88%, 2/15/2053	650	701
Universal Health Services, Inc. 2.65%, 10/15/2030	146	119
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	479
		15,548
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp. 4.70%, 12/9/2035	700	663
Household Durables — 0.0% ^
Lennar Corp. 4.50%, 4/30/2024	365	360
MDC Holdings, Inc. 3.97%, 8/6/2061	1,100	633
		993
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	1,000	966
Constellation Energy Generation LLC
5.80%, 3/1/2033	1,269	1,284
5.75%, 10/1/2041	235	228
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	417	310
		2,788
Insurance — 0.7%
AIA Group Ltd. (Hong Kong)
3.60%, 4/9/2029 (b)	445	408
3.20%, 9/16/2040 (b)	520	391
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	559
Assurant, Inc. 4.20%, 9/27/2023	108	107
Athene Global Funding
2.50%, 1/14/2025 (b)	239	223
1.45%, 1/8/2026 (b)	865	760
2.95%, 11/12/2026 (b)	3,475	3,112
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	1,000	922
3.85%, 3/15/2052	845	682
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,408
CNA Financial Corp. 3.95%, 5/15/2024	463	455
F&G Global Funding 1.75%, 6/30/2026 (b)	750	664
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	174
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	390
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	332
SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	408	386
3.95%, 10/15/2050 (b)	900	653
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	106
Markel Corp. 3.50%, 11/1/2027	200	186
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	795	674
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (c)	266	207
Prudential Financial, Inc. 3.91%, 12/7/2047	300	237
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	1,834
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	600	570
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	342
		15,782
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 3.95%, 4/13/2052	1,760	1,478
IT Services — 0.2%
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	743
2.30%, 9/14/2031	1,515	1,166
Fiserv, Inc.
3.20%, 7/1/2026	395	369
4.40%, 7/1/2049	375	303
Global Payments, Inc.
3.20%, 8/15/2029	945	803
5.30%, 8/15/2029	371	358
2.90%, 5/15/2030	273	225
2.90%, 11/15/2031	522	414
		4,381
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	1,375	1,098
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	416
Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,205
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	520
		2,141
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — 0.6%
Charter Communications Operating LLC
4.20%, 3/15/2028	2,000	1,838
6.38%, 10/23/2035	528	507
4.80%, 3/1/2050	1,475	1,078
3.70%, 4/1/2051	1,120	685
Comcast Corp.
3.55%, 5/1/2028	443	413
4.20%, 8/15/2034	555	509
3.25%, 11/1/2039	1,715	1,337
3.45%, 2/1/2050	609	446
2.89%, 11/1/2051	1,086	703
2.94%, 11/1/2056	1,729	1,085
2.99%, 11/1/2063	259	158
Cox Communications, Inc. 2.95%, 10/1/2050 (b)	635	398
Discovery Communications LLC
5.20%, 9/20/2047	175	139
4.00%, 9/15/2055	784	507
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	221	214
6.13%, 1/31/2046	200	199
Paramount Global
2.90%, 1/15/2027	792	717
4.85%, 7/1/2042	140	105
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	700	786
Time Warner Cable LLC
6.55%, 5/1/2037	400	383
5.50%, 9/1/2041	359	302
		12,509
Metals & Mining — 0.2%
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	310
Glencore Funding LLC (Australia) 4.13%, 5/30/2023 (b)	454	452
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,500	2,257
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	585
		3,604
Multi-Utilities — 0.3%
CMS Energy Corp. 3.00%, 5/15/2026	475	442
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	1,090	1,165
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	186
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	920	896
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	17

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
NiSource, Inc.
1.70%, 2/15/2031	740	564
5.80%, 2/1/2042	1,256	1,213
San Diego Gas & Electric Co.
6.00%, 6/1/2026	275	282
3.95%, 11/15/2041	379	301
2.95%, 8/15/2051	1,050	696
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	239
Series 21A, 3.15%, 9/30/2051	420	282
		6,266
Oil, Gas & Consumable Fuels — 1.4%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	497	441
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	694
BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,324
Buckeye Partners LP 5.85%, 11/15/2043	770	570
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	787
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	1,490	1,495
Coterra Energy, Inc. 3.90%, 5/15/2027	935	876
Devon Energy Corp. 5.25%, 9/15/2024	790	786
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	593
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	533	509
Energy Transfer LP
4.75%, 1/15/2026	917	897
3.90%, 7/15/2026	244	230
5.50%, 6/1/2027	115	114
4.95%, 5/15/2028	325	313
4.15%, 9/15/2029	594	541
6.10%, 2/15/2042	400	370
5.30%, 4/1/2044	170	146
6.25%, 4/15/2049	800	761
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	847
Enterprise Products Operating LLC 3.70%, 2/15/2026	506	486
Exxon Mobil Corp.
3.00%, 8/16/2039	895	687
3.57%, 3/6/2045	1,215	961
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	1,425	1,150
4.32%, 12/30/2039 (b)	545	403
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	1,063	837
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (b)	535	524
2.60%, 10/15/2025 (b)	2,450	2,217
HF Sinclair Corp.
2.63%, 10/1/2023	1,275	1,252
5.88%, 4/1/2026	577	577
Magellan Midstream Partners LP 3.20%, 3/15/2025	353	338
Marathon Petroleum Corp. 4.70%, 5/1/2025	380	375
MPLX LP 5.65%, 3/1/2053	520	479
ONEOK Partners LP 6.65%, 10/1/2036	350	354
Phillips 66 Co.
3.15%, 12/15/2029 (b)	985	857
4.90%, 10/1/2046 (b)	300	265
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	818
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (b)	200	194
1.63%, 11/24/2025 (b)	278	252
Spectra Energy Partners LP 4.50%, 3/15/2045	495	410
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,274
Targa Resources Corp. 4.20%, 2/1/2033	400	348
Texas Eastern Transmission LP 3.50%, 1/15/2028 (b)	90	83
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	1,200	893
3.46%, 7/12/2049	815	621
3.13%, 5/29/2050	1,180	844
Valero Energy Corp.
2.15%, 9/15/2027	508	447
7.50%, 4/15/2032	175	197
		30,437
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	1,880	1,629
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2029	1,075	957
		2,586
Pharmaceuticals — 0.5%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	339
4.00%, 9/18/2042	240	209
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	1,545	1,379
SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Eli Lilly & Co. 4.95%, 2/27/2063	890	885
Mylan, Inc. 5.40%, 11/29/2043	520	421
Royalty Pharma plc 1.20%, 9/2/2025	353	316
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,595
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	895	884
3.03%, 7/9/2040	1,265	927
3.18%, 7/9/2050	590	403
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	300	280
Viatris, Inc. 3.85%, 6/22/2040	567	387
Zoetis, Inc.
2.00%, 5/15/2030	760	623
5.60%, 11/16/2032	1,463	1,515
		10,163
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	442
4.38%, 9/1/2042	375	335
5.15%, 9/1/2043	769	754
3.55%, 2/15/2050	465	357
CSX Corp.
5.50%, 4/15/2041	150	150
4.10%, 3/15/2044	190	159
4.75%, 11/15/2048	600	542
3.35%, 9/15/2049	95	68
Kansas City Southern 4.70%, 5/1/2048	1,712	1,497
Norfolk Southern Corp. 4.05%, 8/15/2052	600	477
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (b)	1,105	1,033
		5,814
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 2.80%, 10/1/2041	896	650
Broadcom, Inc.
1.95%, 2/15/2028 (b)	2,500	2,119
3.14%, 11/15/2035 (b)	1,413	1,042
Intel Corp.
5.63%, 2/10/2043	842	822
5.70%, 2/10/2053	790	772
KLA Corp. 3.30%, 3/1/2050	600	436
Microchip Technology, Inc.
2.67%, 9/1/2023	339	334
0.97%, 2/15/2024	350	334
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
0.98%, 9/1/2024	290	271
NXP BV (China)
2.50%, 5/11/2031	1,405	1,102
3.25%, 5/11/2041	1,445	999
3.25%, 11/30/2051	682	427
TSMC Arizona Corp. (Taiwan) 4.50%, 4/22/2052	280	261
TSMC Global Ltd. (Taiwan) 4.63%, 7/22/2032 (b)	595	582
Xilinx, Inc. 2.38%, 6/1/2030	895	754
		10,905
Software — 0.4%
Microsoft Corp.
3.50%, 2/12/2035	291	263
2.92%, 3/17/2052	1,118	804
3.04%, 3/17/2062	268	188
Oracle Corp.
4.90%, 2/6/2033	1,300	1,228
3.60%, 4/1/2040	1,000	738
5.55%, 2/6/2053	920	843
4.38%, 5/15/2055	900	683
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,162
2.00%, 6/30/2030	570	459
VMware, Inc. 4.65%, 5/15/2027	550	531
Workday, Inc. 3.50%, 4/1/2027	1,179	1,101
		8,000
Specialty Retail — 0.3%
AutoZone, Inc. 1.65%, 1/15/2031	690	532
Home Depot, Inc. (The)
4.50%, 9/15/2032	1,800	1,735
4.95%, 9/15/2052	930	893
Lowe's Cos., Inc. 2.63%, 4/1/2031	2,760	2,270
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	432	406
		5,836
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.45%, 2/9/2045	1,130	914
3.85%, 8/4/2046	569	481
3.75%, 11/13/2047	150	125
2.70%, 8/5/2051	1,855	1,242
Dell International LLC
5.45%, 6/15/2023	127	127
6.02%, 6/15/2026	1,397	1,414
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	19

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
5.25%, 2/1/2028	1,845	1,816
3.45%, 12/15/2051 (b)	167	102
HP, Inc. 3.00%, 6/17/2027	665	605
		6,826
Thrifts & Mortgage Finance — 0.4%
BPCE SA (France)
4.63%, 7/11/2024 (b)	800	780
1.00%, 1/20/2026 (b)	2,205	1,948
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	690	617
3.38%, 12/2/2026	400	369
(SOFR + 2.10%), 5.97%, 1/18/2027 (b) (c)	1,760	1,758
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	730	559
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (c)	1,200	927
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (b)	1,000	865
		7,823
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,283
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	654
4.39%, 8/15/2037	1,730	1,343
3.73%, 9/25/2040	520	356
4.54%, 8/15/2047	1,086	779
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	99
		4,514
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 7/1/2025	476	449
2.88%, 1/15/2026	1,000	922
3.75%, 6/1/2026	526	494
1.88%, 8/15/2026	960	838
5.85%, 12/15/2027	710	706
3.25%, 10/1/2029	2,080	1,772
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	490	488
5.50%, 12/15/2024 (b)	1,047	1,033
BOC Aviation Ltd. (China) 3.50%, 10/10/2024 (b)	310	300
		7,002
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	795	721
3.45%, 5/1/2050	1,096	811
		1,532
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	441	376
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (b)	745	594
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,702
3.60%, 11/15/2060	915	608
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	1,105	958
5.63%, 2/10/2053	250	240
		5,478
Total Corporate Bonds (Cost $585,301)		512,700
Mortgage-Backed Securities — 20.4%
FHLMC
Pool # 846812, ARM, 3.97%, 4/1/2030 (g)	3	3
Pool # 781087, ARM, 4.35%, 12/1/2033 (g)	104	102
Pool # 1B1665, ARM, 2.82%, 4/1/2034 (g)	55	54
Pool # 847356, ARM, 4.69%, 12/1/2034 (g)	47	45
Pool # 782979, ARM, 4.38%, 1/1/2035 (g)	79	80
Pool # 1Q0025, ARM, 3.80%, 2/1/2036 (g)	26	26
Pool # 848431, ARM, 4.26%, 2/1/2036 (g)	41	41
Pool # 1L1286, ARM, 3.25%, 5/1/2036 (g)	8	8
Pool # 848365, ARM, 3.90%, 7/1/2036 (g)	48	48
Pool # 1G2539, ARM, 3.85%, 10/1/2036 (g)	10	10
Pool # 1J1348, ARM, 4.44%, 10/1/2036 (g)	61	60
Pool # 1A1096, ARM, 4.57%, 10/1/2036 (g)	83	84
Pool # 1G2671, ARM, 3.97%, 11/1/2036 (g)	76	74
Pool # 782760, ARM, 4.30%, 11/1/2036 (g)	54	55
Pool # 1J1634, ARM, 3.92%, 12/1/2036 (g)	51	51
Pool # 1Q0739, ARM, 5.25%, 3/1/2037 (g)	47	48
Pool # 848699, ARM, 3.84%, 7/1/2040 (g)	96	97
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	107	104
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	15	15
Pool # G01448, 7.00%, 8/1/2032	34	34
Pool # A13625, 5.50%, 10/1/2033	123	126
SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # A16107, 6.00%, 12/1/2033	59	60
Pool # A17537, 6.00%, 1/1/2034	55	56
Pool # A61572, 5.00%, 9/1/2034	342	345
Pool # A28796, 6.50%, 11/1/2034	47	49
Pool # G03369, 6.50%, 1/1/2035	126	130
Pool # A46987, 5.50%, 7/1/2035	292	300
Pool # G01919, 4.00%, 9/1/2035	168	162
Pool # C02641, 7.00%, 10/1/2036	47	49
Pool # C02660, 6.50%, 11/1/2036	88	92
Pool # A93383, 5.00%, 8/1/2040	209	211
Pool # A93511, 5.00%, 8/1/2040	191	192
Pool # G06493, 4.50%, 5/1/2041	848	843
Pool # Z40179, 4.00%, 7/1/2048	2,106	2,013
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	32	33
Pool # G20027, 10.00%, 10/1/2030	2	2
Pool # U50105, 4.00%, 1/1/2032	287	272
Pool # U80254, 3.00%, 3/1/2033	241	219
Pool # P20409, 5.50%, 10/1/2033	72	71
Pool # U90975, 4.00%, 6/1/2042	873	838
Pool # U90673, 4.00%, 1/1/2043	224	214
Pool # U99134, 4.00%, 1/1/2046	4,478	4,290
Pool # U69030, 4.50%, 1/1/2046	1,599	1,575
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	1,674	1,600
FHLMC UMBS, 30 Year
Pool # RA6702, 3.00%, 2/1/2052	4,020	3,555
Pool # QF0379, 5.00%, 8/1/2052	1,746	1,718
Pool # SD1725, 4.00%, 10/1/2052 (e)	5,447	5,124
FNMA
Pool # 54844, ARM, 3.37%, 9/1/2027 (g)	6	6
Pool # 303532, ARM, 4.10%, 3/1/2029 (g)	4	4
Pool # 555258, ARM, 3.65%, 1/1/2033 (g)	153	149
Pool # 686040, ARM, 3.66%, 7/1/2033 (g)	88	87
Pool # 722421, ARM, 3.66%, 7/1/2033 (g)	7	6
Pool # 722985, ARM, 3.90%, 7/1/2033 (g)	8	8
Pool # 746299, ARM, 4.06%, 9/1/2033 (g)	67	68
Pool # 766610, ARM, 3.97%, 1/1/2034 (g)	26	26
Pool # 920467, ARM, 4.50%, 2/1/2034 (g)	68	67
Pool # 770377, ARM, 2.35%, 4/1/2034 (g)	29	29
Pool # 751531, ARM, 3.34%, 5/1/2034 (g)	86	85
Pool # 782306, ARM, 4.17%, 7/1/2034 (g)	6	6
Pool # 735332, ARM, 3.85%, 8/1/2034 (g)	80	80
Pool # 790235, ARM, 3.86%, 8/1/2034 (g)	46	45
Pool # 791961, ARM, 3.69%, 9/1/2034 (g)	14	14
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 725902, ARM, 3.90%, 9/1/2034 (g)	11	11
Pool # 803599, ARM, 3.83%, 10/1/2034 (g)	68	67
Pool # 803594, ARM, 3.84%, 10/1/2034 (g)	55	54
Pool # 896463, ARM, 4.32%, 10/1/2034 (g)	59	60
Pool # 806778, ARM, 3.52%, 11/1/2034 (g)	331	328
Pool # 806776, ARM, 4.86%, 11/1/2034 (g)	61	61
Pool # 802692, ARM, 3.99%, 1/1/2035 (g)	50	48
Pool # 810896, ARM, 4.90%, 1/1/2035 (g)	128	129
Pool # 816597, ARM, 4.04%, 2/1/2035 (g)	15	15
Pool # 745862, ARM, 3.52%, 4/1/2035 (g)	49	49
Pool # 735539, ARM, 3.96%, 4/1/2035 (g)	344	348
Pool # 821378, ARM, 3.04%, 5/1/2035 (g)	36	35
Pool # 823660, ARM, 3.15%, 5/1/2035 (g)	42	41
Pool # 745766, ARM, 3.88%, 6/1/2035 (g)	105	104
Pool # 832801, ARM, 3.89%, 9/1/2035 (g)	24	24
Pool # 843026, ARM, 5.61%, 9/1/2035 (g)	179	184
Pool # 849251, ARM, 4.71%, 1/1/2036 (g)	36	35
Pool # 895141, ARM, 5.56%, 7/1/2036 (g)	50	50
Pool # 900197, ARM, 4.33%, 10/1/2036 (g)	51	52
Pool # 966946, ARM, 4.29%, 1/1/2038 (g)	24	24
FNMA UMBS, 15 Year
Pool # 995381, 6.00%, 1/1/2024	2	2
Pool # 995425, 6.00%, 1/1/2024	4	4
Pool # AD0133, 5.00%, 8/1/2024	3	3
FNMA UMBS, 20 Year
Pool # 255217, 4.50%, 4/1/2024	2	2
Pool # 888656, 6.50%, 4/1/2025	2	2
Pool # MA1138, 3.50%, 8/1/2032	269	257
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	—	—
Pool # 689977, 8.00%, 3/1/2027	18	19
Pool # 695533, 8.00%, 6/1/2027	8	8
Pool # 756024, 8.00%, 9/1/2028	19	19
Pool # 755973, 8.00%, 11/1/2028	50	51
Pool # 455759, 6.00%, 12/1/2028	6	6
Pool # 252211, 6.00%, 1/1/2029	8	8
Pool # 459097, 7.00%, 1/1/2029	3	3
Pool # 889020, 6.50%, 11/1/2029	125	128
Pool # 598559, 6.50%, 8/1/2031	22	23
Pool # 622542, 5.50%, 9/1/2031	118	119
Pool # 788150, 6.00%, 3/1/2032	13	13
Pool # 649734, 7.00%, 6/1/2032	7	7
Pool # 675555, 6.00%, 12/1/2032	30	30
Pool # AL0045, 6.00%, 12/1/2032	162	167
Pool # 674349, 6.00%, 3/1/2033	6	6
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	21

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 688625, 6.00%, 3/1/2033	8	8
Pool # 688655, 6.00%, 3/1/2033	3	3
Pool # 695584, 6.00%, 3/1/2033	4	4
Pool # 702901, 6.00%, 5/1/2033	57	59
Pool # 723852, 5.00%, 7/1/2033	57	57
Pool # 729296, 5.00%, 7/1/2033	151	152
Pool # 729379, 6.00%, 8/1/2033	13	14
Pool # 737825, 6.00%, 9/1/2033	23	24
Pool # 750977, 4.50%, 11/1/2033	34	34
Pool # 725017, 5.50%, 12/1/2033	226	232
Pool # 751341, 5.50%, 3/1/2034	28	28
Pool # 888568, 5.00%, 12/1/2034	5	5
Pool # 815426, 4.50%, 2/1/2035	1	1
Pool # AD0755, 7.00%, 6/1/2035	1,594	1,655
Pool # 820347, 5.00%, 9/1/2035	41	41
Pool # 833657, 7.50%, 8/1/2036	23	23
Pool # 986648, 6.00%, 9/1/2037	76	79
Pool # 888892, 7.50%, 11/1/2037	20	22
Pool # 257510, 7.00%, 12/1/2038	75	81
Pool # AD0753, 7.00%, 1/1/2039	55	58
Pool # AT5891, 3.00%, 6/1/2043	1,758	1,591
Pool # AL7527, 4.50%, 9/1/2043	626	621
Pool # BM3500, 4.00%, 9/1/2047	1,749	1,701
Pool # BJ1778, 4.50%, 10/1/2047	663	651
Pool # BN9180, 4.00%, 6/1/2049	343	327
Pool # BK8753, 4.50%, 6/1/2049	895	873
Pool # BO1219, 4.50%, 6/1/2049	1,975	1,933
Pool # BO7077, 3.00%, 9/1/2049	2,006	1,790
Pool # CA5549, 3.00%, 4/1/2050	5,008	4,468
Pool # CA5702, 2.50%, 5/1/2050	6,094	5,213
Pool # CA6079, 2.50%, 6/1/2050	3,277	2,784
Pool # BP6439, 2.50%, 7/1/2050	7,284	6,189
Pool # CA6361, 2.50%, 7/1/2050	4,527	3,902
Pool # FS0730, 4.00%, 2/1/2051	4,041	3,816
Pool # BU0070, 2.50%, 10/1/2051	4,962	4,214
Pool # CB2637, 2.50%, 1/1/2052	4,146	3,523
Pool # CB2670, 3.00%, 1/1/2052	3,834	3,376
Pool # CB3383, 4.00%, 4/1/2052	4,611	4,353
Pool # CB3679, 4.00%, 5/1/2052	4,203	3,966
Pool # CB3913, 4.00%, 5/1/2052	1,671	1,577
Pool # CB4124, 4.00%, 6/1/2052	2,145	2,025
Pool # BW8524, 5.00%, 9/1/2052	2,508	2,470
Pool # BW9985, 5.00%, 9/1/2052	3,744	3,685
Pool # BV6789, 4.00%, 10/1/2052	1,420	1,341
Pool # BX0091, 5.00%, 10/1/2052	2,088	2,057
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BV6794, 5.00%, 11/1/2052	1,714	1,717
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	1	1
Pool # 252409, 6.50%, 3/1/2029	23	24
Pool # 653815, 7.00%, 2/1/2033	6	6
Pool # 752786, 6.00%, 9/1/2033	41	41
Pool # 931717, 6.50%, 8/1/2039	166	168
FNMA, Other
Pool # AM3789, 3.02%, 7/1/2023	2,070	2,048
Pool # AM4668, 3.76%, 11/1/2023	1,840	1,816
Pool # 470300, 3.64%, 1/1/2025	849	827
Pool # AM4991, 3.97%, 12/1/2025	1,597	1,558
Pool # AL6805, 3.81%, 1/1/2026 (g)	1,763	1,715
Pool # 468645, 4.54%, 7/1/2026	2,395	2,377
Pool # AM6448, 3.25%, 9/1/2026	9,201	8,780
Pool # AM7223, 3.11%, 12/1/2026	3,231	3,059
Pool # AM7515, 3.34%, 2/1/2027	2,000	1,898
Pool # AM8803, 2.78%, 6/1/2027	4,596	4,281
Pool # AM8987, 2.79%, 6/1/2027	1,702	1,583
Pool # BL9574, 1.00%, 12/1/2027	4,020	3,425
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,884
Pool # BL4364, 2.24%, 11/1/2029	5,434	4,746
Pool # BL4333, 2.52%, 11/1/2029	5,955	5,273
Pool # AM7785, 3.17%, 2/1/2030	2,730	2,532
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,881
Pool # AM8544, 3.08%, 4/1/2030	7,287	6,695
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,269
Pool # AM9020, 2.97%, 6/1/2030	3,660	3,336
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,149
Pool # BL9251, 1.45%, 10/1/2030	4,478	3,637
Pool # BL4315, 2.39%, 9/1/2031	4,441	3,835
Pool # BS5153, 2.53%, 9/1/2031	971	838
Pool # BS5071, 2.63%, 9/1/2031	2,994	2,589
Pool # BS4313, 1.98%, 1/1/2032	8,350	6,879
Pool # BM7037, 1.75%, 3/1/2032 (g)	6,748	5,427
Pool # BS5760, 2.43%, 5/1/2032	2,958	2,547
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,745
Pool # BS6243, 3.87%, 8/1/2032	2,172	2,085
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,864
Pool # BS6597, 3.67%, 9/1/2032	820	769
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,670
Pool # BS6505, 3.54%, 10/1/2032	3,474	3,253
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,327
Pool # BS6759, 3.97%, 10/1/2032	4,976	4,814
Pool # AP9632, 4.00%, 10/1/2032	147	141
SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AP9762, 4.00%, 10/1/2032	218	207
Pool # BS6926, 4.51%, 10/1/2032	4,000	4,036
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,094
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,273
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,667
Pool # AQ7084, 3.50%, 12/1/2032	417	396
Pool # AT2703, 3.50%, 5/1/2033	697	662
Pool # AT2954, 3.50%, 5/1/2033	449	425
Pool # AT4180, 3.50%, 5/1/2033	413	391
Pool # AT4939, 3.50%, 5/1/2033	378	359
Pool # 754922, 5.50%, 9/1/2033	32	32
Pool # 762520, 4.00%, 11/1/2033	176	169
Pool # BS4198, 2.16%, 12/1/2033	9,000	7,434
Pool # BS4237, 2.16%, 12/1/2033	4,460	3,618
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,327
Pool # AM8922, 3.03%, 6/1/2035	2,393	2,175
Pool # AM9188, 3.12%, 6/1/2035	7,000	6,086
Pool # BS7789, 4.62%, 1/1/2036 (e)	7,883	7,761
Pool # 849215, 6.50%, 1/1/2036	18	18
Pool # 872740, 6.50%, 6/1/2036	41	41
Pool # 886320, 6.50%, 7/1/2036	14	14
Pool # BS4368, 2.29%, 1/1/2037	5,218	4,172
Pool # 888796, 6.00%, 9/1/2037	47	47
Pool # AO7225, 4.00%, 7/1/2042	252	241
Pool # AO9352, 4.00%, 7/1/2042	375	360
Pool # MA1125, 4.00%, 7/1/2042	356	342
Pool # AR1397, 3.00%, 1/1/2043	780	706
Pool # MA1711, 4.50%, 12/1/2043	1,386	1,362
Pool # MA1828, 4.50%, 3/1/2044	1,083	1,064
Pool # BF0558, 5.00%, 12/1/2049	3,966	3,974
Pool # BF0091, 3.50%, 5/1/2056	1,035	948
Pool # BF0101, 3.50%, 6/1/2056	3,385	3,106
Pool # BF0464, 3.50%, 3/1/2060	2,873	2,642
Pool # BF0546, 2.50%, 7/1/2061	3,984	3,297
Pool # BF0560, 2.50%, 9/1/2061	5,036	4,168
Pool # BF0590, 2.50%, 12/1/2061	7,845	6,524
Pool # BF0579, 3.00%, 12/1/2061	6,745	5,843
Pool # BF0583, 4.00%, 12/1/2061	4,699	4,410
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	19	19
Pool # 468149, 8.00%, 8/15/2028	1	1
Pool # 486537, 7.50%, 9/15/2028	6	6
Pool # 486631, 6.50%, 10/15/2028	3	3
Pool # 591882, 6.50%, 7/15/2032	12	12
Pool # 607645, 6.50%, 2/15/2033	25	26
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 607724, 7.00%, 2/15/2033	29	30
Pool # 604209, 6.50%, 4/15/2033	32	33
Pool # 781614, 7.00%, 6/15/2033	41	43
Pool # BM2141, 5.00%, 7/15/2049	492	500
Pool # CO1916, 5.00%, 9/15/2052	2,981	2,966
GNMA II
Pool # CE5524, ARM, 6.47%, 8/20/2071 (g)	2,630	2,777
Pool # CE5546, ARM, 6.39%, 10/20/2071 (g)	4,875	5,127
Pool # CK2783, ARM, 6.34%, 2/20/2072 (g)	4,775	5,025
Pool # CK2799, ARM, 6.35%, 3/20/2072 (g)	3,949	4,163
Pool # CK2810, ARM, 6.32%, 4/20/2072 (g)	4,629	4,873
Pool # CP1819, ARM, 6.45%, 7/20/2072 (g)	3,645	3,885
Pool # CG5357, ARM, 6.32%, 8/20/2072 (g)	2,481	2,607
Pool # CP4923, ARM, 6.56%, 8/20/2072 (g)	5,547	5,899
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	1	1
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	2	2
Pool # 2512, 8.00%, 11/20/2027	3	3
Pool # 2525, 8.00%, 12/20/2027	2	2
Pool # 2549, 7.50%, 2/20/2028	2	2
Pool # 2646, 7.50%, 9/20/2028	6	6
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 3427, 4.50%, 8/20/2033	53	53
Pool # 4245, 6.00%, 9/20/2038	376	396
Pool # AK8806, 4.25%, 3/20/2045	938	906
Pool # BM2118, 4.50%, 6/20/2049	151	147
Pool # BO0535, 4.00%, 7/20/2049	1,160	1,104
Pool # BO8227, 5.00%, 7/20/2049	883	899
Pool # BO8229, 5.00%, 7/20/2049	698	716
Pool # BM9734, 4.00%, 10/20/2049	1,640	1,575
Pool # BQ4115, 3.00%, 3/20/2050	3,496	3,122
Pool # 785294, 3.50%, 1/20/2051	3,842	3,457
Pool # CB1543, 3.00%, 2/20/2051	2,573	2,297
Pool # MA7534, 2.50%, 8/20/2051	25,807	22,374
Pool # MA7649, 2.50%, 10/20/2051	4,741	4,107
Pool # CK2698, 3.00%, 2/20/2052	1,406	1,242
Pool # CK2716, 3.50%, 2/20/2052	3,956	3,595
Pool # CM2161, 3.00%, 3/20/2052	2,455	2,168
Pool # CM2213, 3.00%, 3/20/2052	470	415
Pool # CN2859, 4.50%, 6/20/2052	4,108	4,067
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	23

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CO4824, 5.00%, 6/20/2052	1,621	1,626
Pool # CO4865, 5.00%, 7/20/2052	1,878	1,872
Pool # MA8200, 4.00%, 8/20/2052	9,528	9,005
Pool # CO8413, 4.50%, 9/20/2052	4,969	4,821
Total Mortgage-Backed Securities (Cost $465,313)		435,360
Asset-Backed Securities — 14.6%
Academic Loan Funding Trust Series 2013-1A, Class A, 5.42%, 12/26/2044 (b) (g)	569	551
ACC Frn Series 2019-AA, 0.25%, 6/15/2023 ‡	3,981	3,967
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	480	455
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	185	169
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	378	324
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	535	461
American Airlines Pass-Through Trust Series 2016-3, Class AA, 3.00%, 10/15/2028	160	141
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	3,411	3,313
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (b)	2,000	1,963
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850	836
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,541	2,459
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	488
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	2,380	2,352
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	3,628	3,458
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	1,275	1,253
American Tower Trust #1, 3.07%, 3/15/2023 (b)	750	749
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (b)	3,500	3,235
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (b)	4,000	3,582
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	1,600	1,368
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (b)	2,168	1,849
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (b)	3,000	2,797
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (b)	4,200	3,925
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	447	404
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	718	620
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	619	532
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (b)	460	433
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (b)	2,530	2,272
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,654	4,624
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	796	692
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	4,200	4,014
Chase Funding Trust Series 2003-6, Class 1A7, 4.84%, 11/25/2034 (f)	239	235
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	876
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 8.51%, 12/15/2024 (b) (g)	998	1,018
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	2,070	1,960
Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	4,080	3,897
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 (b)	2,000	1,740
Series 2020-3, Class B, 2.20%, 8/15/2053 (b)	3,180	2,496
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	4,000	4,045
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class C, 1.64%, 6/17/2030 (b)	7,280	6,640
Series 2022-3A, Class C, 8.45%, 2/15/2033 (b)	4,100	4,234
Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (b)	872	842
SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.52%, 10/25/2034 (g)	54	53
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	2,700	2,398
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	222	204
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (b)	1,160	1,119
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (b)	4,954	4,459
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	3,080	3,003
DT Auto Owner Trust Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	3,500	3,605
Exeter Automobile Receivables Trust Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	2,045	2,017
FirstKey Homes Trust
Series 2022-SFR3, Class C, 4.50%, 7/17/2026 (b)	3,466	3,265
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	3,000	2,715
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	4,000	3,420
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	3,700	3,224
Flagship Credit Auto Trust Series 2022-4, Class C, 7.71%, 10/16/2028 (b)	5,190	5,362
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 ‡ (b) (g)	7,325	7,009
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (g)	5,000	4,471
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (g)	4,300	3,621
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (g)	3,370	2,855
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	6,000	5,432
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,836	4,483
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	266	260
FREED ABS Trust Series 2022-3FP, Class B, 5.79%, 8/20/2029 (b)	3,585	3,558
Freedom Frn Series 2021-SAVF1, 4.90%, 3/25/2023 ‡ (g)	3,948	3,889
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (g)	39	32
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GLS Auto Receivables Issuer Trust
Series 2022-3A, Class C, 5.34%, 6/15/2028 (b)	2,361	2,322
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	2,500	2,455
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	30	30
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	1,377	1,191
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	295	269
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	785	727
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	315	290
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	785	745
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class B, 7.01%, 4/20/2037 (b) (g)	1,500	1,441
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	55	54
Jonah, 7.80%, 11/10/2037 ‡ (h)	2,817	2,789
Jonah Energy Abs I LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	2,272	2,252
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.77%, 8/25/2038 (b) (g)	1,269	19
Series 2013-2, Class A, IO, 1.63%, 3/25/2039 (b) (g)	1,363	47
Series 2015-2, Class A, IO, 3.70%, 7/25/2041 (b) (g)	492	49
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,795	1,535
Lendingpoint Asset Securitization Trust
Series 2022-B, Class B, 5.99%, 10/15/2029 (b)	5,237	4,993
Series 2022-C, Class B, 7.46%, 2/15/2030 (b)	4,000	3,979
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	3,113	3,077
LL ABS Trust Series 2022-1A, Class B, 5.05%, 11/15/2029 (b)	2,900	2,775
LP LMS Asset Securitization Trust, 3.23%, 10/15/2028 ‡	769	762
Mariner Finance Issuance Trust Series 2022-AA, Class C, 7.90%, 10/20/2037 (b)	2,033	2,026
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	390	378
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	25

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (b)	1,400	1,299
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.82%, 11/25/2033 (f)	224	210
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	1,008	929
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	5,097	4,505
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	2,939	2,613
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	3,880	3,636
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	1,820	1,774
Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	1,101	1,091
Pagaya AI Technology in Housing Trust Series 2022-1, Class A, 4.25%, 8/25/2025 (b)	2,667	2,521
Pendoor Proper, Zero Coupon, 2/15/2026 ‡ (b)	4,150	3,953
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 8.73%, 5/25/2027 (b) (g)	3,450	3,433
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	4,000	4,037
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (f)	2,597	2,419
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 (b) (f)	3,651	3,345
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (g)	5,589	5,191
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (f)	3,246	3,045
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	4,000	3,608
Series 2020-SFR3, Class C, 1.70%, 10/17/2027 (b)	3,250	2,909
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 (b)	5,000	4,728
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	2,920
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (b)	2,685	2,526
Series 2022-SFR5, Class E1, 6.62%, 6/17/2039 (b)	3,619	3,379
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (f)	287	86
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	378	343
Rillion Capital III Frn, 7.50%, 11/15/2024 ‡	5,453	5,453
RMIP Series 2019-1B, Zero Coupon, 8/25/2023 ‡	473	463
Santander Drive Auto Receivables Trust Series 2022-4, Class A3, 4.14%, 2/16/2027	4,829	4,764
SCF Equipment Leasing LLC Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	3,688	3,627
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.89%, 1/25/2036 (f)	151	120
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 (b)	716	680
Sonoran Auto Receivables Trust Series 2018-1, 4.75%, 6/15/2025 ‡	679	672
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	289	257
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (b)	1,837	1,717
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	858	794
Series 2018-1, Class B, 4.60%, 3/1/2026	484	462
Series 2016-1, Class A, 3.45%, 7/7/2028	557	478
Series 2016-2, Class A, 3.10%, 10/7/2028	982	846
Series 2018-1, Class AA, 3.50%, 3/1/2030	857	767
Series 2018-1, Class A, 3.70%, 3/1/2030	1,329	1,136
Series 2019-1, Class AA, 4.15%, 8/25/2031	840	757
Series 2019-1, Class A, 4.55%, 8/25/2031	751	673
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,162	974
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (b)	1,631	1,633
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	1,142	1,143
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 (b)	4,700	4,510
vMobo, Inc., 7.46%, 7/18/2027 ‡	6,000	5,790
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (f)	1,979	1,777
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (f)	4,744	4,287
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (f)	3,382	3,113
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (f)	2,729	2,525
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (f)	2,848	2,590
SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Westlake Automobile Receivables Trust
Series 2019-2A, Class D, 3.20%, 11/15/2024 (b)	433	432
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	4,910	4,753
WILMA, 7.95%, 3/27/2029 ‡	3,000	3,000
Total Asset-Backed Securities (Cost $327,013)		310,621
Collateralized Mortgage Obligations — 6.3%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,789	2,732
Series 2005-1CB, Class 1A6, IF, IO, 2.48%, 3/25/2035 (g)	366	22
Series 2005-22T1, Class A2, IF, IO, 0.45%, 6/25/2035 (g)	2,795	165
Series 2005-20CB, Class 3A8, IF, IO, 0.13%, 7/25/2035 (g)	1,073	33
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	997	868
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	51	24
Series 2005-37T1, Class A2, IF, IO, 0.43%, 9/25/2035 (g)	2,115	105
Series 2005-54CB, Class 1A2, IF, IO, 0.23%, 11/25/2035 (g)	1,583	58
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	629	490
Series 2005-57CB, Class 3A2, IF, IO, 0.48%, 12/25/2035 (g)	430	31
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	303	267
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	872	493
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	6	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	241	195
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	64	45
Series 2004-2, Class 30, PO, 9/20/2034	72	53
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	143	120
Series 2005-7, Class 30, PO, 11/25/2035	74	67
Series 2005-8, Class 30, PO, 1/25/2036	34	22
Series 2006-A, Class 3A2, 4.05%, 2/20/2036 (g)	95	85
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 4.18%, 2/25/2034 (g)	26	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bear Stearns ARM Trust
Series 2003-7, Class 3A, 3.59%, 10/25/2033 (g)	14	13
Series 2004-1, Class 12A1, 3.67%, 4/25/2034 (g)	140	127
Series 2004-2, Class 14A, 3.20%, 5/25/2034 (g)	19	17
Series 2006-1, Class A1, 6.80%, 2/25/2036 (g)	278	263
CFMT LLC Series 2020-HB4, Class A, 0.95%, 12/26/2030 ‡ (b) (g)	1,354	1,316
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Series 2004-HYB1, Class 2A, 4.22%, 5/20/2034 (g)	31	28
Series 2004-HYB3, Class 2A, 2.71%, 6/20/2034 (g)	114	105
Series 2004-7, Class 2A1, 0.00%, 6/25/2034 (g)	79	73
Series 2004-HYB6, Class A3, 3.90%, 11/20/2034 (g)	118	109
Series 2005-16, Class A23, 5.50%, 9/25/2035	197	128
Series 2005-22, Class 2A1, 3.51%, 11/25/2035 (g)	646	505
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035	27	19
Series 2005-8, Class A, PO, 11/25/2035	51	33
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (g)	11	11
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 3.91%, 8/25/2034 (g)	11	10
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (g)	223	208
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	10	7
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	8	8
Series 2003-1, Class 2, PO, 10/25/2033	1	1
Series 2003-1, Class 2A6, PO, 10/25/2033	7	6
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	14	13
Series 2005-1, Class 2A1A, 2.88%, 2/25/2035 (g)	145	112
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	100	97
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	27

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-5, Class 1A2, 4.40%, 8/25/2035 (g)	162	118
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.66%, 2/25/2033 (g)	182	178
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	40	38
Series 2003-25, Class 1P, PO, 10/25/2033	80	58
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	480	466
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	1,012	982
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (g)	5,241	4,982
FHLMC, REMIC
Series 1498, Class I, 5.74%, 4/15/2023 (g)	—	—
Series 1502, Class PX, 7.00%, 4/15/2023	1	1
Series 1518, Class G, IF, 4.19%, 5/15/2023 (g)	—	—
Series 1798, Class F, 5.00%, 5/15/2023	1	1
Series 1505, Class Q, 7.00%, 5/15/2023	—	—
Series 1541, Class O, 2.99%, 7/15/2023 (g)	1	1
Series 2638, Class DS, IF, 4.01%, 7/15/2023 (g)	1	1
Series 1541, Class M, HB, IF, 20.25%, 7/15/2023 (g)	—	—
Series 1570, Class F, 3.57%, 8/15/2023 (g)	—	—
Series 1608, Class L, 6.50%, 9/15/2023	15	15
Series 1573, Class PZ, 7.00%, 9/15/2023	2	2
Series 2571, Class SK, IF, 14.71%, 9/15/2023 (g)	1	1
Series 1591, Class PV, 6.25%, 10/15/2023	2	2
Series 1602, Class SA, IF, 8.26%, 10/15/2023 (g)	1	1
Series 2710, Class HB, 5.50%, 11/15/2023	9	9
Series 1642, Class PJ, 6.00%, 11/15/2023	6	6
Series 2716, Class UN, 4.50%, 12/15/2023	11	11
Series 1638, Class H, 6.50%, 12/15/2023	12	12
Series 2283, Class K, 6.50%, 12/15/2023	4	4
Series 1865, Class D, PO, 2/15/2024	6	6
Series 1760, Class ZD, 2.94%, 2/15/2024 (g)	11	11
Series 1686, Class SH, IF, 9.20%, 2/15/2024 (g)	—	—
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (g)	2	2
Series 1709, Class FA, 2.59%, 3/15/2024 (g)	—	—
Series 1699, Class FC, 5.06%, 3/15/2024 (g)	—	—
Series 1695, Class EB, 7.00%, 3/15/2024	3	3
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1706, Class K, 7.00%, 3/15/2024	7	7
Series 2033, Class SN, HB, IF, 22.16%, 3/15/2024 (g)	1	—
Series 2306, Class K, PO, 5/15/2024	2	2
Series 2306, Class SE, IF, IO, 7.16%, 5/15/2024 (g)	4	—
Series 1745, Class D, 7.50%, 8/15/2024	4	4
Series 3720, Class A, 4.50%, 9/15/2025	24	24
Series 3131, Class BK, 5.50%, 3/15/2026	113	113
Series 1829, Class ZB, 6.50%, 3/15/2026	1	1
Series 1863, Class Z, 6.50%, 7/15/2026	2	2
Series 1890, Class H, 7.50%, 9/15/2026	5	5
Series 1899, Class ZE, 8.00%, 9/15/2026	20	20
Series 3229, Class HE, 5.00%, 10/15/2026	120	118
Series 1963, Class Z, 7.50%, 1/15/2027	16	16
Series 1935, Class FL, 5.29%, 2/15/2027 (g)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	20	20
Series 1970, Class PG, 7.25%, 7/15/2027	2	2
Series 1987, Class PE, 7.50%, 9/15/2027	11	11
Series 2019, Class Z, 6.50%, 12/15/2027	24	24
Series 2038, Class PN, IO, 7.00%, 3/15/2028	18	2
Series 2040, Class PE, 7.50%, 3/15/2028	33	34
Series 4251, Class KW, 2.50%, 4/15/2028	2,500	2,376
Series 2043, Class CJ, 6.50%, 4/15/2028	5	6
Series 2054, Class PV, 7.50%, 5/15/2028	27	28
Series 2075, Class PM, 6.25%, 8/15/2028	62	63
Series 2075, Class PH, 6.50%, 8/15/2028	55	56
Series 2086, Class GB, 6.00%, 9/15/2028	10	10
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	28	2
Series 2095, Class PE, 6.00%, 11/15/2028	72	72
Series 2125, Class JZ, 6.00%, 2/15/2029	26	26
Series 2136, Class PG, 6.00%, 3/15/2029	28	28
Series 2132, Class SB, IF, 10.77%, 3/15/2029 (g)	5	5
Series 2141, IO, 7.00%, 4/15/2029	8	1
Series 2169, Class TB, 7.00%, 6/15/2029	88	91
Series 2163, Class PC, IO, 7.50%, 6/15/2029	10	1
Series 2172, Class QC, 7.00%, 7/15/2029	60	62
Series 2176, Class OJ, 7.00%, 8/15/2029	48	51
Series 2201, Class C, 8.00%, 11/15/2029	20	21
Series 2209, Class TC, 8.00%, 1/15/2030	26	27
Series 2210, Class Z, 8.00%, 1/15/2030	51	55
Series 2224, Class CB, 8.00%, 3/15/2030	12	13
Series 2230, Class Z, 8.00%, 4/15/2030	31	33
Series 2234, Class PZ, 7.50%, 5/15/2030	25	27
SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2247, Class Z, 7.50%, 8/15/2030	27	28
Series 2256, Class MC, 7.25%, 9/15/2030	27	28
Series 2259, Class ZM, 7.00%, 10/15/2030	43	45
Series 2262, Class Z, 7.50%, 10/15/2030	6	6
Series 2271, Class PC, 7.25%, 12/15/2030	47	49
Series 2296, Class PD, 7.00%, 3/15/2031	34	35
Series 2313, Class LA, 6.50%, 5/15/2031	18	18
Series 2325, Class PM, 7.00%, 6/15/2031	27	29
Series 2359, Class ZB, 8.50%, 6/15/2031	79	86
Series 2344, Class ZD, 6.50%, 8/15/2031	275	283
Series 2344, Class ZJ, 6.50%, 8/15/2031	27	28
Series 2345, Class NE, 6.50%, 8/15/2031	24	24
Series 2351, Class PZ, 6.50%, 8/15/2031	19	20
Series 2353, Class AZ, 6.00%, 9/15/2031	150	151
Series 2367, Class ME, 6.50%, 10/15/2031	56	57
Series 2396, Class FM, 5.04%, 12/15/2031 (g)	62	62
Series 2399, Class OH, 6.50%, 1/15/2032	61	62
Series 2399, Class TH, 6.50%, 1/15/2032	69	71
Series 2464, Class SI, IF, IO, 3.41%, 2/15/2032 (g)	135	9
Series 2410, Class QX, IF, IO, 4.06%, 2/15/2032 (g)	30	2
Series 2410, Class OE, 6.38%, 2/15/2032	12	12
Series 2410, Class NG, 6.50%, 2/15/2032	67	69
Series 2420, Class XK, 6.50%, 2/15/2032	106	109
Series 2412, Class SP, IF, 6.92%, 2/15/2032 (g)	53	55
Series 2410, Class QS, IF, 7.57%, 2/15/2032 (g)	56	58
Series 2444, Class ES, IF, IO, 3.36%, 3/15/2032 (g)	52	4
Series 2450, Class SW, IF, IO, 3.41%, 3/15/2032 (g)	42	4
Series 2430, Class WF, 6.50%, 3/15/2032	134	140
Series 2423, Class MC, 7.00%, 3/15/2032	77	81
Series 2423, Class MT, 7.00%, 3/15/2032	68	71
Series 2435, Class CJ, 6.50%, 4/15/2032	86	89
Series 2434, Class TC, 7.00%, 4/15/2032	77	80
Series 2436, Class MC, 7.00%, 4/15/2032	43	44
Series 2455, Class GK, 6.50%, 5/15/2032	166	168
Series 2450, Class GZ, 7.00%, 5/15/2032	48	50
Series 2462, Class JG, 6.50%, 6/15/2032	72	75
Series 2466, Class PH, 6.50%, 6/15/2032	117	121
Series 2474, Class NR, 6.50%, 7/15/2032	74	76
Series 2484, Class LZ, 6.50%, 7/15/2032	78	80
Series 2500, Class MC, 6.00%, 9/15/2032	84	86
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2835, Class QO, PO, 12/15/2032	10	9
Series 2543, Class YX, 6.00%, 12/15/2032	151	156
Series 2544, Class HC, 6.00%, 12/15/2032	100	103
Series 2552, Class ME, 6.00%, 1/15/2033	171	176
Series 2567, Class QD, 6.00%, 2/15/2033	173	178
Series 2575, Class ME, 6.00%, 2/15/2033	420	432
Series 2596, Class QG, 6.00%, 3/15/2033	100	102
Series 2586, Class WI, IO, 6.50%, 3/15/2033	46	8
Series 2692, Class SC, IF, 4.11%, 7/15/2033 (g)	30	29
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,318
Series 3920, Class LP, 5.00%, 1/15/2034	394	393
Series 2744, Class PE, 5.50%, 2/15/2034	4	4
Series 3611, PO, 7/15/2034	26	22
Series 2990, Class UZ, 5.75%, 6/15/2035	986	995
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,250
Series 3014, Class OD, PO, 8/15/2035	27	22
Series 3085, Class WF, 5.39%, 8/15/2035 (g)	65	65
Series 3047, Class OD, 5.50%, 10/15/2035	410	409
Series 3074, Class BH, 5.00%, 11/15/2035	122	120
Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,108
Series 3102, Class FB, 4.89%, 1/15/2036 (g)	49	49
Series 3102, Class HS, IF, 7.74%, 1/15/2036 (g)	17	16
Series 3117, Class EO, PO, 2/15/2036	162	135
Series 3117, Class OK, PO, 2/15/2036	97	80
Series 3134, PO, 3/15/2036	25	22
Series 3152, Class MO, PO, 3/15/2036	135	112
Series 3122, Class ZB, 6.00%, 3/15/2036	29	33
Series 3138, PO, 4/15/2036	115	95
Series 3607, Class BO, PO, 4/15/2036	55	46
Series 3219, Class DI, IO, 6.00%, 4/15/2036	82	15
Series 3819, Class ZQ, 6.00%, 4/15/2036	508	526
Series 3149, Class SO, PO, 5/15/2036	20	16
Series 3233, Class OP, PO, 5/15/2036	34	28
Series 3171, Class MO, PO, 6/15/2036	18	16
Series 3179, Class OA, PO, 7/15/2036	97	79
Series 3194, Class SA, IF, IO, 2.51%, 7/15/2036 (g)	20	2
Series 3211, Class SO, PO, 9/15/2036	113	94
Series 3218, Class AO, PO, 9/15/2036	58	44
Series 3232, Class ST, IF, IO, 2.11%, 10/15/2036 (g)	136	11
Series 3256, PO, 12/15/2036	79	63
Series 3261, Class OA, PO, 1/15/2037	95	76
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	29

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3260, Class CS, IF, IO, 1.55%, 1/15/2037 (g)	150	12
Series 3274, Class JO, PO, 2/15/2037	22	19
Series 3275, Class FL, 5.03%, 2/15/2037 (g)	20	20
Series 3290, Class SB, IF, IO, 1.86%, 3/15/2037 (g)	205	14
Series 3318, Class AO, PO, 5/15/2037	5	5
Series 3607, PO, 5/15/2037	119	95
Series 3315, Class HZ, 6.00%, 5/15/2037	82	83
Series 3326, Class JO, PO, 6/15/2037	6	5
Series 3331, PO, 6/15/2037	80	66
Series 3607, Class OP, PO, 7/15/2037	271	217
Series 4048, Class FJ, 3.66%, 7/15/2037 (g)	321	315
Series 3385, Class SN, IF, IO, 1.41%, 11/15/2037 (g)	27	2
Series 3387, Class SA, IF, IO, 1.83%, 11/15/2037 (g)	121	8
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (f)	692	6
Series 3404, Class SC, IF, IO, 1.41%, 1/15/2038 (g)	192	12
Series 3424, Class PI, IF, IO, 2.21%, 4/15/2038 (g)	171	16
Series 3481, Class SJ, IF, IO, 1.26%, 8/15/2038 (g)	210	13
Series 3511, Class SA, IF, IO, 1.41%, 2/15/2039 (g)	147	7
Series 3549, Class FA, 5.79%, 7/15/2039 (g)	9	9
Series 3621, Class BO, PO, 1/15/2040	80	66
Series 3747, Class PY, 4.00%, 10/15/2040	752	716
Series 3925, Class FL, 5.04%, 1/15/2041 (g)	67	67
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (g)	82	77
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (g)	231	224
Series 3957, Class B, 4.00%, 11/15/2041	100	96
Series 3966, Class NA, 4.00%, 12/15/2041	237	229
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	2,002
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	179	36
Series 233, Class 13, IO, 5.00%, 9/15/2035	261	51
Series 299, Class 300, 3.00%, 1/15/2043	1,229	1,105
Series 310, PO, 9/15/2043	627	491
Series 323, Class 300, 3.00%, 1/15/2044	915	827
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.37%, 7/25/2032 (g)	208	198
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series T-76, Class 2A, 2.01%, 10/25/2037 (g)	504	429
Series T-51, Class 2A, 7.50%, 8/25/2042 (g)	156	161
Series T-54, Class 2A, 6.50%, 2/25/2043	856	896
Series T-54, Class 3A, 7.00%, 2/25/2043	238	251
Series T-58, Class A, PO, 9/25/2043	69	47
Series T-59, Class 1AP, PO, 10/25/2043	156	85
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 4.04%, 10/25/2034 (g)	86	85
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	346	182
Series 2007-FA4, Class 1A2, IF, IO, 1.03%, 8/25/2037 (g)	833	68
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	64	67
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	116	120
Series 2004-W15, Class 2AF, 4.87%, 8/25/2044 (g)	155	153
Series 2005-W3, Class 2AF, 4.84%, 3/25/2045 (g)	459	454
Series 2006-W2, Class 1AF1, 4.84%, 2/25/2046 (g)	151	149
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	395	414
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	211	219
FNMA, REMIC
Series G93-14, Class J, 6.50%, 3/25/2023	—	—
Series 1993-25, Class J, 7.50%, 3/25/2023	—	—
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (g)	—	—
Series 1993-62, Class SA, IF, 7.83%, 4/25/2023 (g)	—	—
Series 1998-43, Class SA, IF, IO, 14.04%, 4/25/2023 (g)	—	—
Series 2003-39, Class LW, 5.50%, 5/25/2023	2	2
Series G93-27, Class FD, 5.50%, 8/25/2023 (g)	—	—
Series 2002-83, Class CS, 6.88%, 8/25/2023	6	6
Series 1996-14, Class SE, IF, IO, 7.26%, 8/25/2023 (g)	3	—
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series G93-37, Class H, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 3.31%, 9/25/2023 (g)	—	—
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (g)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1993-179, Class SB, IF, 5.94%, 10/25/2023 (g)	—	—
Series 1999-52, Class NS, IF, 10.45%, 10/25/2023 (g)	1	1
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (g)	—	—
Series 1995-19, Class Z, 6.50%, 11/25/2023	6	6
Series 1993-230, Class FA, 5.11%, 12/25/2023 (g)	1	1
Series 1993-247, Class FE, 5.62%, 12/25/2023 (g)	1	1
Series 1993-225, Class UB, 6.50%, 12/25/2023	2	2
Series 1993-247, Class SU, IF, 7.51%, 12/25/2023 (g)	1	1
Series 2002-1, Class UD, IF, 8.34%, 12/25/2023 (g)	1	1
Series 1994-37, Class L, 6.50%, 3/25/2024	6	6
Series 1994-40, Class Z, 6.50%, 3/25/2024	45	45
Series 2004-53, Class NC, 5.50%, 7/25/2024	2	2
Series 1995-2, Class Z, 8.50%, 1/25/2025	3	3
Series G95-1, Class C, 8.80%, 1/25/2025	2	2
Series 1997-20, IO, 1.84%, 3/25/2027 (g)	3	—
Series 1997-27, Class J, 7.50%, 4/18/2027	3	3
Series 1997-29, Class J, 7.50%, 4/20/2027	7	7
Series 1997-39, Class PD, 7.50%, 5/20/2027	32	33
Series 1997-42, Class ZC, 6.50%, 7/18/2027	2	3
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	9	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	15	15
Series 1999-18, Class Z, 5.50%, 4/18/2029	14	14
Series 1999-17, Class C, 6.35%, 4/25/2029	11	11
Series 1999-62, Class PB, 7.50%, 12/18/2029	19	19
Series 2000-2, Class ZE, 7.50%, 2/25/2030	56	59
Series 2000-20, Class SA, IF, IO, 4.48%, 7/25/2030 (g)	18	—
Series 2000-52, IO, 8.50%, 1/25/2031	7	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	17	18
Series 2011-31, Class DB, 3.50%, 4/25/2031	862	826
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	56	7
Series 2001-30, Class PM, 7.00%, 7/25/2031	48	49
Series 2001-36, Class DE, 7.00%, 8/25/2031	48	50
Series 2001-49, Class Z, 6.50%, 9/25/2031	15	16
Series 2001-44, Class MY, 7.00%, 9/25/2031	121	127
Series 2001-44, Class PD, 7.00%, 9/25/2031	14	15
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2001-44, Class PU, 7.00%, 9/25/2031	17	18
Series 2001-52, Class KB, 6.50%, 10/25/2031	17	17
Series 2003-52, Class SX, IF, 9.10%, 10/25/2031 (g)	27	29
Series 2001-61, Class Z, 7.00%, 11/25/2031	184	192
Series 2001-72, Class SX, IF, 6.71%, 12/25/2031 (g)	4	4
Series 2002-1, Class SA, IF, 10.18%, 2/25/2032 (g)	10	11
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (g)	136	4
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (g)	2	2
Series 2002-21, Class LO, PO, 4/25/2032	5	4
Series 2002-21, Class PE, 6.50%, 4/25/2032	46	47
Series 2002-28, Class PK, 6.50%, 5/25/2032	119	123
Series 2012-66, Class CB, 3.00%, 6/25/2032	2,725	2,562
Series 2002-37, Class Z, 6.50%, 6/25/2032	34	35
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	119	13
Series 2002-48, Class GH, 6.50%, 8/25/2032	179	186
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (g)	22	22
Series 2004-59, Class BG, PO, 12/25/2032	61	51
Series 2002-77, Class S, IF, 6.02%, 12/25/2032 (g)	27	27
Series 2003-22, Class UD, 4.00%, 4/25/2033	596	572
Series 2003-35, Class UC, 3.75%, 5/25/2033	4	4
Series 2003-42, Class GB, 4.00%, 5/25/2033	46	45
Series 2003-34, Class AX, 6.00%, 5/25/2033	101	104
Series 2003-34, Class ED, 6.00%, 5/25/2033	455	465
Series 2003-39, IO, 6.00%, 5/25/2033 (g)	22	3
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	175	33
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	323	29
Series 2003-47, Class PE, 5.75%, 6/25/2033	95	98
Series 2003-64, Class SX, IF, 2.34%, 7/25/2033 (g)	22	20
Series 2003-132, Class OA, PO, 8/25/2033	5	5
Series 2003-71, Class DS, IF, 1.38%, 8/25/2033 (g)	216	185
Series 2003-74, Class SH, IF, 1.86%, 8/25/2033 (g)	48	43
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	181	28
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	31

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-91, Class SD, IF, 4.80%, 9/25/2033 (g)	41	39
Series 2013-101, Class AE, 3.00%, 10/25/2033	2,850	2,676
Series 2013-101, Class E, 3.00%, 10/25/2033	2,589	2,431
Series 2013-108, Class GU, 3.00%, 10/25/2033	3,296	3,091
Series 2003-116, Class SB, IF, IO, 2.98%, 11/25/2033 (g)	244	18
Series 2006-44, Class P, PO, 12/25/2033	456	376
Series 2003-130, Class SX, IF, 4.59%, 1/25/2034 (g)	4	4
Series 2004-25, Class SA, IF, 6.83%, 4/25/2034 (g)	101	101
Series 2004-46, Class SK, IF, 3.80%, 5/25/2034 (g)	184	173
Series 2004-46, Class QB, IF, 5.53%, 5/25/2034 (g)	91	94
Series 2004-36, Class SA, IF, 6.83%, 5/25/2034 (g)	236	238
Series 2004-51, Class SY, IF, 5.01%, 7/25/2034 (g)	46	41
Series 2005-74, Class CS, IF, 7.32%, 5/25/2035 (g)	47	45
Series 2005-56, Class S, IF, IO, 2.09%, 7/25/2035 (g)	213	16
Series 2005-66, Class SG, IF, 5.83%, 7/25/2035 (g)	73	75
Series 2005-68, Class PG, 5.50%, 8/25/2035	211	212
Series 2005-84, Class XM, 5.75%, 10/25/2035	538	540
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,772	1,809
Series 2006-46, Class UC, 5.50%, 12/25/2035	87	87
Series 2005-109, Class PC, 6.00%, 12/25/2035	165	167
Series 2006-39, Class WC, 5.50%, 1/25/2036	57	56
Series 2006-16, Class OA, PO, 3/25/2036	74	62
Series 2006-22, Class AO, PO, 4/25/2036	130	109
Series 2006-23, Class KO, PO, 4/25/2036	22	19
Series 2006-44, Class GO, PO, 6/25/2036	185	154
Series 2006-53, Class US, IF, IO, 1.96%, 6/25/2036 (g)	270	22
Series 2006-56, PO, 7/25/2036	145	120
Series 2006-58, PO, 7/25/2036	81	67
Series 2006-58, Class AP, PO, 7/25/2036	161	133
Series 2006-65, Class QO, PO, 7/25/2036	124	104
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-56, Class FC, 4.91%, 7/25/2036 (g)	258	256
Series 2006-58, Class FL, 5.08%, 7/25/2036 (g)	20	20
Series 2006-60, Class DZ, 6.50%, 7/25/2036	3,112	3,175
Series 2006-72, Class TO, PO, 8/25/2036	21	17
Series 2006-79, Class DO, PO, 8/25/2036	100	87
Series 2007-7, Class SG, IF, IO, 1.88%, 8/25/2036 (g)	785	93
Series 2006-77, Class PC, 6.50%, 8/25/2036	276	283
Series 2006-90, Class AO, PO, 9/25/2036	63	55
Series 2008-42, Class AO, PO, 9/25/2036	39	32
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	500	105
Series 2006-109, PO, 11/25/2036	42	34
Series 2006-110, PO, 11/25/2036	217	178
Series 2006-111, Class EO, PO, 11/25/2036	29	24
Series 2006-124, Class HB, 3.95%, 11/25/2036 (g)	352	362
Series 2006-119, PO, 12/25/2036	33	29
Series 2006-118, Class A2, 4.22%, 12/25/2036 (g)	121	119
Series 2009-70, Class CO, PO, 1/25/2037	199	168
Series 2006-128, Class BP, 5.50%, 1/25/2037	43	42
Series 2007-14, Class ES, IF, IO, 1.82%, 3/25/2037 (g)	329	25
Series 2007-77, Class FG, 5.12%, 3/25/2037 (g)	34	34
Series 2007-16, Class FC, 5.37%, 3/25/2037 (g)	43	43
Series 2007-42, Class AO, PO, 5/25/2037	11	9
Series 2007-48, PO, 5/25/2037	54	45
Series 2007-60, Class AX, IF, IO, 2.53%, 7/25/2037 (g)	971	118
Series 2007-81, Class GE, 6.00%, 8/25/2037	97	102
Series 2007-88, Class VI, IF, IO, 1.92%, 9/25/2037 (g)	679	58
Series 2007-91, Class ES, IF, IO, 1.84%, 10/25/2037 (g)	493	38
Series 2007-116, Class HI, IO, 0.00%, 1/25/2038 (g)	272	8
Series 2008-1, Class BI, IF, IO, 1.29%, 2/25/2038 (g)	157	10
Series 2008-16, Class IS, IF, IO, 1.58%, 3/25/2038 (g)	63	4
Series 2008-10, Class XI, IF, IO, 1.61%, 3/25/2038 (g)	147	9
SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-27, Class SN, IF, IO, 2.28%, 4/25/2038 (g)	73	7
Series 2008-44, PO, 5/25/2038	6	5
Series 2008-53, Class CI, IF, IO, 2.58%, 7/25/2038 (g)	97	9
Series 2008-80, Class SA, IF, IO, 1.23%, 9/25/2038 (g)	233	14
Series 2008-81, Class SB, IF, IO, 1.23%, 9/25/2038 (g)	269	14
Series 2009-6, Class GS, IF, IO, 1.93%, 2/25/2039 (g)	211	18
Series 2009-62, Class HJ, 6.00%, 5/25/2039	13	13
Series 2009-60, Class HT, 6.00%, 8/25/2039	202	211
Series 2009-99, Class SC, IF, IO, 1.56%, 12/25/2039 (g)	56	3
Series 2009-103, Class MB, 3.32%, 12/25/2039 (g)	79	80
Series 2010-49, Class SC, IF, 3.43%, 3/25/2040 (g)	150	141
Series 2010-64, Class DM, 5.00%, 6/25/2040	80	80
Series 2010-71, Class HJ, 5.50%, 7/25/2040	129	133
Series 2010-147, Class SA, IF, IO, 1.91%, 1/25/2041 (g)	660	70
Series 2011-30, Class LS, IO, 0.00%, 4/25/2041 (g)	229	11
Series 2011-75, Class FA, 5.17%, 8/25/2041 (g)	62	62
Series 2011-118, Class MT, 7.00%, 11/25/2041	188	199
Series 2011-130, Class CA, 6.00%, 12/25/2041	426	437
Series 2013-81, Class TA, 3.00%, 2/25/2043	879	839
Series 2013-92, PO, 9/25/2043	528	395
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,538
Series 2013-101, Class DO, PO, 10/25/2043	925	674
Series 2013-128, PO, 12/25/2043	957	723
Series 2011-2, Class WA, 5.88%, 2/25/2051 (g)	120	121
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 12.14%, 7/25/2037 (g)	5	6
Series 2003-W4, Class 2A, 5.17%, 10/25/2042 (g)	34	34
Series 2003-W1, Class 1A1, 4.83%, 12/25/2042 (g)	286	273
Series 2003-W1, Class 2A, 5.15%, 12/25/2042 (g)	123	118
Series 2009-W1, Class A, 6.00%, 12/25/2049	259	262
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.48%, 6/27/2036 (g)	204	201
Series 2007-54, Class FA, 5.02%, 6/25/2037 (g)	108	107
Series 2007-106, Class A7, 6.18%, 10/25/2037 (g)	59	60
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	—
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 329, Class 1, PO, 1/25/2033	20	17
Series 345, Class 6, IO, 5.00%, 12/25/2033 (g)	31	4
Series 351, Class 7, IO, 5.00%, 4/25/2034 (g)	102	13
Series 355, Class 11, IO, 6.00%, 7/25/2034	84	13
Series 365, Class 8, IO, 5.50%, 5/25/2036	130	28
Series 374, Class 5, IO, 5.50%, 8/25/2036	71	13
Series 393, Class 6, IO, 5.50%, 4/25/2037	22	3
Series 383, Class 32, IO, 6.00%, 1/25/2038	32	6
Series 383, Class 33, IO, 6.00%, 1/25/2038	85	17
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.18%, 6/19/2035 (g)	388	348
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	128	128
Series 2001-35, Class SA, IF, IO, 3.66%, 8/16/2031 (g)	48	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	226	225
Series 2003-58, Class BE, 6.50%, 1/20/2033	297	297
Series 2003-12, Class SP, IF, IO, 3.10%, 2/20/2033 (g)	72	1
Series 2003-46, Class MG, 6.50%, 5/20/2033	233	235
Series 2003-52, Class AP, PO, 6/16/2033	71	64
Series 2003-90, PO, 10/20/2033	19	19
Series 2003-112, Class SA, IF, IO, 1.96%, 12/16/2033 (g)	247	4
Series 2004-28, Class S, IF, 7.04%, 4/16/2034 (g)	103	105
Series 2004-90, Class SI, IF, IO, 1.50%, 10/20/2034 (g)	327	14
Series 2005-68, Class DP, IF, 5.37%, 6/17/2035 (g)	31	29
Series 2010-14, Class CO, PO, 8/20/2035	110	93
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (g)	500	66
Series 2005-68, Class KI, IF, IO, 1.70%, 9/20/2035 (g)	716	52
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	108	13
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	33

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-16, Class OP, PO, 3/20/2036	48	41
Series 2006-38, Class SW, IF, IO, 1.90%, 6/20/2036 (g)	11	—
Series 2006-38, Class ZK, 6.50%, 8/20/2036	588	594
Series 2006-59, Class SD, IF, IO, 2.10%, 10/20/2036 (g)	163	8
Series 2006-65, Class SA, IF, IO, 2.20%, 11/20/2036 (g)	260	4
Series 2011-22, Class WA, 5.87%, 2/20/2037 (g)	251	256
Series 2007-57, PO, 3/20/2037	37	35
Series 2007-17, Class JO, PO, 4/16/2037	47	38
Series 2007-17, Class JI, IF, IO, 2.22%, 4/16/2037 (g)	438	35
Series 2007-19, Class SD, IF, IO, 1.60%, 4/20/2037 (g)	241	4
Series 2007-28, Class BO, PO, 5/20/2037	48	41
Series 2007-26, Class SC, IF, IO, 1.60%, 5/20/2037 (g)	195	7
Series 2007-27, Class SA, IF, IO, 1.60%, 5/20/2037 (g)	216	7
Series 2007-36, Class SE, IF, IO, 1.88%, 6/16/2037 (g)	122	3
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,861	1,904
Series 2007-40, Class SB, IF, IO, 2.15%, 7/20/2037 (g)	434	19
Series 2007-42, Class SB, IF, IO, 2.15%, 7/20/2037 (g)	250	12
Series 2007-53, Class SW, IF, 6.41%, 9/20/2037 (g)	21	21
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	6	—
Series 2009-79, Class OK, PO, 11/16/2037	72	60
Series 2007-73, Class MI, IF, IO, 1.40%, 11/20/2037 (g)	142	2
Series 2007-76, Class SA, IF, IO, 1.93%, 11/20/2037 (g)	280	8
Series 2007-72, Class US, IF, IO, 1.95%, 11/20/2037 (g)	136	2
Series 2007-79, Class SY, IF, IO, 1.95%, 12/20/2037 (g)	126	4
Series 2008-2, Class NS, IF, IO, 1.95%, 1/16/2038 (g)	262	9
Series 2008-2, Class MS, IF, IO, 2.57%, 1/16/2038 (g)	79	7
Series 2008-10, Class S, IF, IO, 1.23%, 2/20/2038 (g)	153	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-36, Class SH, IF, IO, 1.70%, 4/20/2038 (g)	206	—
Series 2008-40, Class SA, IF, IO, 1.81%, 5/16/2038 (g)	1,269	63
Series 2008-55, Class SA, IF, IO, 1.60%, 6/20/2038 (g)	117	3
Series 2008-71, Class SC, IF, IO, 1.40%, 8/20/2038 (g)	52	1
Series 2009-25, Class SE, IF, IO, 3.00%, 9/20/2038 (g)	97	4
Series 2008-93, Class AS, IF, IO, 1.10%, 12/20/2038 (g)	152	6
Series 2009-6, Class SA, IF, IO, 1.51%, 2/16/2039 (g)	130	—
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	308	24
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	140	17
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	134	17
Series 2009-22, Class SA, IF, IO, 1.67%, 4/20/2039 (g)	277	12
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	69	8
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	71	10
Series 2009-43, Class SA, IF, IO, 1.35%, 6/20/2039 (g)	130	4
Series 2009-72, Class SM, IF, IO, 1.66%, 8/16/2039 (g)	292	15
Series 2010-31, Class NO, PO, 3/20/2040	470	387
Series 2013-75, Class WA, 5.11%, 6/20/2040 (g)	672	673
Series 2010-130, Class CP, 7.00%, 10/16/2040	84	89
Series 2010-157, Class OP, PO, 12/20/2040	504	416
Series 2011-75, Class SM, IF, IO, 2.00%, 5/20/2041 (g)	410	20
Series 2014-188, Class W, 4.56%, 10/20/2041 (g)	277	272
Series 2012-141, Class WC, 3.71%, 1/20/2042 (g)	164	156
Series 2013-54, Class WA, 4.90%, 11/20/2042 (g)	1,028	1,021
Series 2013-91, Class WA, 4.46%, 4/20/2043 (g)	547	527
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,241
Series 2018-160, Class PA, 3.50%, 7/20/2046	1,183	1,139
SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H24, Class FG, 4.82%, 4/20/2060 (g)	9	9
Series 2013-H03, Class FA, 4.69%, 8/20/2060 (g)	1	—
Series 2012-H21, Class CF, 4.84%, 5/20/2061 (g)	9	9
Series 2013-H05, Class FB, 4.79%, 2/20/2062 (g)	9	9
Series 2012-H15, Class FA, 4.84%, 5/20/2062 (g)	—	—
Series 2012-H26, Class MA, 4.88%, 7/20/2062 (g)	3	3
Series 2012-H28, Class FA, 4.96%, 9/20/2062 (g)	3	3
Series 2012-H29, Class FA, 4.91%, 10/20/2062 (g)	313	312
Series 2012-H31, Class FD, 4.73%, 12/20/2062 (g)	614	610
Series 2013-H01, Class FA, 1.65%, 1/20/2063	1	1
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	2
Series 2013-H08, Class FC, 4.84%, 2/20/2063 (g)	409	407
Series 2013-H07, Class HA, 4.80%, 3/20/2063 (g)	435	432
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	10
Series 2013-H18, Class JA, 4.99%, 8/20/2063 (g)	828	826
Series 2014-H01, Class FD, 5.04%, 1/20/2064 (g)	557	556
Series 2014-H09, Class TA, 4.99%, 4/20/2064 (g)	511	510
Series 2015-H15, Class FD, 4.83%, 6/20/2065 (g)	1,037	1,031
Series 2015-H15, Class FJ, 4.83%, 6/20/2065 (g)	2,424	2,409
Series 2015-H16, Class FG, 4.83%, 7/20/2065 (g)	1,605	1,594
Series 2015-H23, Class FB, 4.91%, 9/20/2065 (g)	1,515	1,507
Series 2015-H32, Class FH, 5.05%, 12/20/2065 (g)	1,221	1,218
Series 2017-H08, Class XI, IO, 2.13%, 3/20/2067 (g)	4,946	222
Series 2021-H14, Class CF, 5.83%, 9/20/2071 (g)	4,344	4,426
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (g)	297	273
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-RP3, Class 1AS, IO, 0.00%, 9/25/2035 (b) (g)	395	4
Series 2005-RP3, Class 1AF, 4.97%, 9/25/2035 (b) (g)	523	447
Series 2006-RP2, Class 1AS2, IF, IO, 1.57%, 4/25/2036 ‡ (b) (g)	1,567	85
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	93	94
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	49	49
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	57	55
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	285	273
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	688	358
Impac CMB Trust
Series 2004-7, Class 1A1, 5.36%, 11/25/2034 (g)	312	303
Series 2005-4, Class 2A1, 5.22%, 5/25/2035 (g)	86	76
Impac Secured Assets Trust Series 2006-1, Class 2A1, 5.32%, 5/25/2036 (g)	51	43
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.18%, 11/25/2033 (g)	114	109
Series 2006-A2, Class 4A1, 3.65%, 8/25/2034 (g)	127	125
Series 2006-A3, Class 6A1, 3.85%, 8/25/2034 (g)	28	27
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.91%, 4/25/2036 (g)	206	136
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	430	149
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (b) (g)	2,075	1,977
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.06%, 4/21/2034 (g)	73	68
Series 2004-4, Class 2A1, 3.66%, 5/25/2034 (g)	26	24
Series 2004-13, Class 3A7, 3.87%, 11/21/2034 (g)	168	157
Series 2004-15, Class 3A1, 4.44%, 12/25/2034 (g)	44	41
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	46	45
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	35

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	80	82
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	168	160
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	99	98
Series 2004-6, Class 30, PO, 7/25/2034	92	68
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	174	164
Series 2004-7, Class 30, PO, 8/25/2034	56	42
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	7	5
Series 2004-1, Class 30, PO, 2/25/2034	7	4
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.97%, 5/25/2035 (b) (g)	1,154	608
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	52	31
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 5.24%, 10/25/2028 (g)	34	31
Series 2003-F, Class A1, 5.26%, 10/25/2028 (g)	238	221
Series 2004-A, Class A1, 5.08%, 4/25/2029 (g)	57	51
Series 2004-1, Class 2A1, 3.61%, 12/25/2034 (g)	99	92
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (g)	157	137
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	33	33
Series 2003-A1, Class A1, 5.50%, 5/25/2033	9	8
Series 2003-A1, Class A2, 6.00%, 5/25/2033	31	29
PRPM LLC Series 2021-1, Class A1, 2.12%, 1/25/2026 (b) (g)	2,827	2,663
RALI Trust
Series 2002-QS16, Class A3, IF, 8.22%, 10/25/2017 ‡ (g)	—	—
Series 2003-QS12, Class A2A, IF, IO, 4.01%, 6/25/2018 ‡ (g)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	—(i)
Series 2004-QA6, Class NB2, 3.63%, 12/26/2034 (g)	261	227
RFMSI Trust Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	—
SART Series 2017-1, 4.75%, 7/15/2024 ‡	581	570
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,624	2,406
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,722	1,475
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,405	2,990
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 5.26%, 10/19/2034 (g)	125	116
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.26%, 9/25/2043 (g)	71	66
Series 2004-4, Class 3A, 3.72%, 12/25/2044 (g)	159	146
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (g)	5,606	4,455
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.41%, 2/15/2024 (g)	14	14
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	24	24
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	95	97
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	68	69
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	133	136
Series 1998-1, Class 2E, 7.00%, 3/15/2028	182	182
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	395	392
Series 2003-2, Class Z, 5.00%, 5/15/2033	1,719	1,704
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (b) (g)	4,000	3,748
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	307	270
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.17%, 8/25/2033 (g)	24	23
Series 2003-AR9, Class 1A6, 4.12%, 9/25/2033 (g)	376	344
Series 2003-AR9, Class 2A, 4.17%, 9/25/2033 (g)	26	24
Series 2003-S9, Class P, PO, 10/25/2033	9	7
Series 2003-S9, Class A8, 5.25%, 10/25/2033	175	168
Series 2004-AR3, Class A1, 3.16%, 6/25/2034 (g)	28	25
Series 2004-AR3, Class A2, 3.16%, 6/25/2034 (g)	23	21
Series 2006-AR10, Class 2P, 3.60%, 9/25/2036 (g)	41	36
Series 2006-AR12, Class 2P, 3.32%, 10/25/2036 (g)	42	36
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 0.38%, 4/25/2035 (g)	383	12
Series 2005-2, Class 1A4, IF, IO, 0.43%, 4/25/2035 (g)	1,989	59
SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	637	103
Series 2005-4, Class CB7, 5.50%, 6/25/2035	639	581
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	562	87
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	105	88
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	673	567
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	95	83
Total Collateralized Mortgage Obligations (Cost $140,954)		134,209
Commercial Mortgage-Backed Securities — 4.5%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (b) (g)	1,300	957
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,092
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 (b) (g)	5	—
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,415
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (b) (g)	1,060	1,054
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.28%, 7/25/2041 (b) (g)	6,024	5,658
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,336
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,249
Series K070, Class A2, 3.30%, 11/25/2027 (g)	1,748	1,654
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,493
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,707
Series K-150, Class A2, 3.71%, 9/25/2032 (g)	4,145	3,899
Series K-151, Class A2, 3.80%, 10/25/2032 (g)	5,200	4,927
Series K-153, Class A2, 3.82%, 12/25/2032 (g)	4,500	4,271
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (g)	393	386
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (g)	893	819
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	5,892	5,558
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	3,321	3,125
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (g)	2,343	2,212
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-M10, Class A2, 3.36%, 7/25/2028 (g)	3,335	3,158
Series 2017-M5, Class A2, 3.10%, 4/25/2029 (g)	2,752	2,559
Series 2020-M50, Class A1, 0.67%, 10/25/2030	2,044	1,874
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,325	1,134
Series 2020-M50, Class X1, IO, 1.89%, 10/25/2030 (g)	20,625	1,497
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (g)	5,230	4,303
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (g)	6,802	5,876
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (g)	4,225	3,994
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	310	292
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (g)	3,417	299
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 7.07%, 1/25/2029 (b) (g)	3,397	3,203
Series 2014-K39, Class C, 4.16%, 8/25/2047 (b) (g)	4,650	4,503
Series 2020-K737, Class B, 3.30%, 1/25/2053 (b) (g)	550	504
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	899
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,883
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	2,384
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	2,600	2,483
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	664	662
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	3,935	3,180
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	71	70
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	202	201
Series 2012-C2, Class XA, IO, 0.60%, 5/10/2063 (b) (g)	1,045	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	37

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.12%, 3/15/2045 (b) (g)	400	336
Total Commercial Mortgage-Backed Securities (Cost $101,662)		96,106
U.S. Government Agency Securities — 0.6%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	7,628
4.63%, 9/15/2060	304	292
Tennessee Valley Authority STRIPS
DN, 4.07%, 11/1/2025 (a)	5,000	4,400
DN, 5.47%, 6/15/2035 (a)	800	441
Total U.S. Government Agency Securities (Cost $13,983)		12,761
Municipal Bonds — 0.4% (j)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	420	466
State of California, Various Purpose GO, 7.30%, 10/1/2039	350	427
Total California		893
New York — 0.2%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	360	377
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	1,946
Series 165, Rev., 5.65%, 11/1/2040	440	469
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,878
Total New York		4,670
Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	1,642
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	325	275
Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	1,413
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	200	189
Total Ohio		3,519
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	575	543
Total Municipal Bonds (Cost $9,683)		9,625
Foreign Government Securities — 0.4%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	622	493
3.45%, 2/2/2061 (b)	550	378
Province of Quebec 7.36%, 3/6/2026 (f)	377	399
Republic of Chile 2.55%, 1/27/2032	497	406
Republic of Panama 4.50%, 4/16/2050	325	243
Republic of Peru 5.63%, 11/18/2050	88	86
Republic of South Africa 5.88%, 9/16/2025	640	636
United Mexican States
4.13%, 1/21/2026	316	308
3.75%, 1/11/2028	1,216	1,136
2.66%, 5/24/2031	1,075	867
3.50%, 2/12/2034	1,252	1,017
4.60%, 1/23/2046	2,113	1,694
3.77%, 5/24/2061	772	507
Total Foreign Government Securities (Cost $10,006)		8,170
Loan Assignments — 0.1% (g) (k)
Diversified Financial Services — 0.1%
OneSky, 1st Lien Term Loan, 3.88%, 1/15/2031 (Cost $3,178)	3,145	2,695
	SHARES (000)
Short-Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.66% (l) (m) (Cost $63,395)	63,358	63,390
Total Investments — 100.4% (Cost $2,370,006)		2,140,040
Liabilities in Excess of Other Assets — (0.4)%		(8,609)
NET ASSETS — 100.0%		2,131,431

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMorgan Institutional Trust Funds	February 28, 2023

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2023.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of February 28, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2023.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2023 is $3,847 or 0.18% of the Fund’s
net assets as of February 28, 2023 .

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2023.

(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2023.

(h)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(i)	Value is zero.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of February 28, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	39

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
Futures contracts outstanding as of February 28, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	273	06/21/2023	USD	30,491	(50)
U.S. Treasury 2 Year Note	181	06/30/2023	USD	36,877	(93)
U.S. Treasury 5 Year Note	292	06/30/2023	USD	31,269	(30)
					(173)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMorgan Institutional Trust Funds	February 28, 2023

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 35.8%
U.S. Treasury Bonds
6.13%, 8/15/2029	500	557
1.13%, 5/15/2040	750	475
U.S. Treasury Notes
0.88%, 1/31/2024	1,000	962
1.50%, 2/15/2025	500	469
1.13%, 2/28/2025	1,500	1,396
0.25%, 7/31/2025	1,600	1,441
2.25%, 11/15/2025	500	471
0.75%, 5/31/2026	3,000	2,667
1.13%, 10/31/2026	2,000	1,782
0.38%, 9/30/2027	580	488
0.50%, 10/31/2027	2,500	2,110
1.25%, 3/31/2028	2,000	1,734
1.25%, 9/30/2028	3,000	2,570
3.13%, 11/15/2028	1,000	948
1.75%, 1/31/2029	1,000	876
2.88%, 5/15/2032	6,000	5,518
U.S. Treasury STRIPS Bonds
2.36%, 8/15/2023 (a)	1,890	1,848
2.79%, 2/15/2024 (a)	1,206	1,149
2.41%, 5/15/2024 (a)	200	188
3.24%, 5/15/2025 (a)	200	181
2.56%, 5/15/2026 (a)	200	174
3.93%, 8/15/2026 (a)	47	40
4.11%, 11/15/2026 (a)	300	256
3.22%, 2/15/2027 (a)	100	84
4.44%, 8/15/2027 (a)	100	83
4.49%, 11/15/2027 (a)	140	115
3.40%, 2/15/2028 (a)	53	43
2.70%, 5/15/2028 (a)	10	8
3.64%, 8/15/2028 (a)	200	159
Total U.S. Treasury Obligations (Cost $30,567)		28,792
Corporate Bonds — 25.1%
Aerospace & Defense — 0.9%
Boeing Co. (The)
4.88%, 5/1/2025	54	53
2.20%, 2/4/2026	86	78
3.10%, 5/1/2026	100	93
L3Harris Technologies, Inc. 3.85%, 12/15/2026	70	67
Leidos, Inc. 2.30%, 2/15/2031	100	78
Northrop Grumman Corp. 2.93%, 1/15/2025	150	144
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
Raytheon Technologies Corp. 4.13%, 11/16/2028	100	95
Textron, Inc. 3.00%, 6/1/2030	100	87
		695
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	14	11
Automobiles — 0.5%
General Motors Co. 6.13%, 10/1/2025	50	51
Mercedes-Benz Finance North America LLC (Germany) 2.13%, 3/10/2025 (b)	150	141
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (b)	200	182
		374
Banks — 3.9%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	42	42
(SOFR + 0.67%), 1.84%, 2/4/2025 (c)	154	148
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	60	54
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	168	166
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	250	228
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	250	203
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	146
Citigroup, Inc.
4.40%, 6/10/2025	115	113
4.45%, 9/29/2027	50	48
(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	350	291
Citizens Financial Group, Inc. 2.64%, 9/30/2032	50	38
Fifth Third Bancorp 2.38%, 1/28/2025	64	61
HSBC Holdings plc (United Kingdom)
(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	200	188
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	200	175
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	233
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	225	211
PNC Financial Services Group, Inc. (The) (SOFR + 1.09%), 4.76%, 1/26/2027 (c)	74	73
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (c)	200	203
Societe Generale SA (France) 4.25%, 4/14/2025 (b)	200	192
US Bancorp Series X, 3.15%, 4/27/2027	68	63
Wells Fargo & Co.
3.00%, 2/19/2025	99	95
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	41

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
4.10%, 6/3/2026	21	20
4.30%, 7/22/2027	30	29
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (c)	170	157
		3,177
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	165	162
Constellation Brands, Inc. 2.88%, 5/1/2030	11	9
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025	18	18
PepsiCo, Inc. 1.63%, 5/1/2030	33	27
		216
Biotechnology — 0.4%
AbbVie, Inc. 4.25%, 11/14/2028	100	96
Amgen, Inc.
1.65%, 8/15/2028	43	36
5.25%, 3/2/2030 (d)	46	46
3.35%, 2/22/2032	35	30
Gilead Sciences, Inc.
3.50%, 2/1/2025	25	24
3.65%, 3/1/2026	57	54
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	28	22
		308
Capital Markets — 2.0%
Blackstone Secured Lending Fund 3.65%, 7/14/2023	55	55
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	45
Credit Suisse Group AG (Switzerland) 3.80%, 6/9/2023	250	247
Deutsche Bank AG (Germany) (SOFR + 1.72%), 3.04%, 5/28/2032 (c)	150	118
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	150	130
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	80	72
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	149	138
Invesco Finance plc 3.75%, 1/15/2026	125	121
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	100	97
Morgan Stanley
(SOFR + 0.47%), 5.03%, 11/10/2023 (c)	83	83
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	127	112
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	150	138
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	90	69
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	17	15
S&P Global, Inc. 2.90%, 3/1/2032 (b)	44	38
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	200	157
		1,635
Chemicals — 0.3%
Albemarle Corp. 5.05%, 6/1/2032	50	48
International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (b)	40	33
PPG Industries, Inc. 1.20%, 3/15/2026	37	33
RPM International, Inc. 2.95%, 1/15/2032	17	13
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	110	106
		233
Commercial Services & Supplies — 0.2%
Republic Services, Inc. 3.38%, 11/15/2027	200	185
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	21	17
2.35%, 1/15/2032	69	53
		70
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	73
Consumer Finance — 1.0%
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b)	120	116
4.25%, 4/15/2026 (b)	190	176
2.53%, 11/18/2027 (b)	334	278
Capital One Financial Corp. (SOFR + 1.37%), 4.17%, 5/9/2025 (c)	42	41
General Motors Financial Co., Inc. 2.35%, 1/8/2031	200	154
		765
Containers & Packaging — 0.2%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	41	36
Packaging Corp. of America 3.00%, 12/15/2029	100	86
WRKCo, Inc. 3.00%, 9/15/2024	80	76
		198
SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Financial Services — 0.3%
Corebridge Financial, Inc. 3.65%, 4/5/2027 (b)	80	75
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (b)	10	9
Private Export Funding Corp. Series KK, 3.55%, 1/15/2024	200	197
		281
Diversified Telecommunication Services — 0.0% ^
Verizon Communications, Inc. 2.10%, 3/22/2028	25	22
Electric Utilities — 2.2%
American Electric Power Co., Inc. 2.30%, 3/1/2030	100	81
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	184
Duke Energy Corp. 3.75%, 4/15/2024	150	147
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	51	41
2.78%, 1/7/2032 (b)	14	11
Edison International 4.13%, 3/15/2028	50	47
Entergy Mississippi LLC 2.85%, 6/1/2028	186	167
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	200	182
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	39	33
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	83
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	28	27
1.96%, 6/27/2030 (b)	29	23
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	37	31
OGE Energy Corp. 0.70%, 5/26/2023	18	18
Pacific Gas and Electric Co.
2.95%, 3/1/2026	100	92
4.55%, 7/1/2030	75	68
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	132	119
PG&E Recovery Funding LLC Series A-1, 5.05%, 7/15/2032	74	73
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	83	77
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	25	18
Southern Co. (The) Series 21-B, 1.75%, 3/15/2028	167	140
Virginia Electric and Power Co. 3.45%, 2/15/2024	21	21
Vistra Operations Co. LLC 4.88%, 5/13/2024 (b)	100	98
		1,781
Electrical Equipment — 0.2%
Eaton Corp. 3.10%, 9/15/2027	140	129
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	16	16
3.88%, 1/12/2028	100	92
		108
Energy Equipment & Services — 0.1%
Schlumberger Holdings Corp. 4.30%, 5/1/2029 (b)	94	89
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	22	21
Walt Disney Co. (The) 7.70%, 10/30/2025	50	53
		74
Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/2032	30	23
4.75%, 4/15/2035	18	17
American Tower Corp.
5.00%, 2/15/2024	38	38
1.45%, 9/15/2026	72	63
1.50%, 1/31/2028	68	56
AvalonBay Communities, Inc.
3.35%, 5/15/2027	28	26
2.45%, 1/15/2031	100	83
Boston Properties LP 3.20%, 1/15/2025	152	145
Brixmor Operating Partnership LP
3.85%, 2/1/2025	50	48
2.25%, 4/1/2028	10	8
Corporate Office Properties LP 2.00%, 1/15/2029	26	20
Crown Castle, Inc. 2.25%, 1/15/2031	72	58
Equinix, Inc. 2.00%, 5/15/2028	37	31
Essex Portfolio LP 1.65%, 1/15/2031	53	40
Extra Space Storage LP 2.35%, 3/15/2032	100	77
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	52	47
Healthcare Realty Holdings LP
3.10%, 2/15/2030	68	58
2.00%, 3/15/2031	29	22
Healthpeak Properties Interim, Inc.
3.40%, 2/1/2025	3	3
2.13%, 12/1/2028	28	24
Kilroy Realty LP 2.65%, 11/15/2033	70	48
Life Storage LP 2.20%, 10/15/2030	25	20
Mid-America Apartments LP
4.20%, 6/15/2028	50	48
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	43

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
1.70%, 2/15/2031	36	28
Office Properties Income Trust
2.65%, 6/15/2026	17	13
2.40%, 2/1/2027	70	52
3.45%, 10/15/2031	29	19
Physicians Realty LP 2.63%, 11/1/2031	37	30
Public Storage 2.25%, 11/9/2031	36	29
Realty Income Corp. 3.65%, 1/15/2028	150	140
Sabra Health Care LP 3.20%, 12/1/2031	52	39
Safehold Operating Partnership LP 2.80%, 6/15/2031	88	68
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	150	143
SITE Centers Corp. 3.63%, 2/1/2025	12	11
UDR, Inc. 2.10%, 8/1/2032	48	36
Ventas Realty LP
3.75%, 5/1/2024	44	43
3.50%, 2/1/2025	27	26
4.13%, 1/15/2026	17	16
3.25%, 10/15/2026	45	41
Welltower OP LLC 4.50%, 1/15/2024	100	99
WP Carey, Inc.
2.40%, 2/1/2031	12	10
2.25%, 4/1/2033	100	75
		1,921
Food & Staples Retailing — 0.2%
7-Eleven, Inc. 1.80%, 2/10/2031 (b)	100	77
Alimentation Couche-Tard, Inc. (Canada) 3.55%, 7/26/2027 (b)	50	46
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	36	36
		159
Food Products — 0.6%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	53	48
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	50	46
Campbell Soup Co.
3.95%, 3/15/2025	50	49
2.38%, 4/24/2030	74	61
Cargill, Inc. 1.70%, 2/2/2031 (b)	75	59
Kellogg Co. 3.40%, 11/15/2027	95	89
Smithfield Foods, Inc.
5.20%, 4/1/2029 (b)	7	6
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
3.00%, 10/15/2030 (b)	18	14
Tyson Foods, Inc. 3.95%, 8/15/2024	73	71
		443
Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	42	36
ONE Gas, Inc. 2.00%, 5/15/2030	26	21
		57
Health Care Equipment & Supplies — 0.0% ^
Becton Dickinson and Co. 1.96%, 2/11/2031	50	39
Health Care Providers & Services — 0.4%
Cigna Group (The) 3.50%, 6/15/2024	72	70
CommonSpirit Health 2.78%, 10/1/2030	50	42
HCA, Inc. 4.13%, 6/15/2029	150	137
Humana, Inc. 3.95%, 3/15/2027	50	48
UnitedHealth Group, Inc. 2.30%, 5/15/2031	73	60
Universal Health Services, Inc. 2.65%, 10/15/2030	4	3
		360
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	100	84
McDonald's Corp. 2.13%, 3/1/2030	58	48
		132
Household Durables — 0.2%
Lennar Corp. 5.25%, 6/1/2026	140	138
Insurance — 0.9%
Aon Global Ltd. 3.88%, 12/15/2025	143	138
Assurant, Inc. 4.20%, 9/27/2023	14	14
Athene Global Funding
1.45%, 1/8/2026 (b)	68	60
1.73%, 10/2/2026 (b)	82	70
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (b)	38	36
CNA Financial Corp.
3.95%, 5/15/2024	52	51
4.50%, 3/1/2026	38	37
F&G Global Funding 2.30%, 4/11/2027 (b)	50	44
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	139
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	150	157
		746
SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. 3.60%, 4/13/2032	100	92
eBay, Inc. 2.60%, 5/10/2031	100	82
		174
IT Services — 0.1%
Global Payments, Inc.
2.15%, 1/15/2027	45	39
3.20%, 8/15/2029	50	43
		82
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	75	66
Machinery — 0.0% ^
Otis Worldwide Corp. 2.57%, 2/15/2030	44	37
Media — 0.7%
Charter Communications Operating LLC
4.91%, 7/23/2025	160	156
2.30%, 2/1/2032	50	37
Comcast Corp.
3.38%, 2/15/2025	77	74
3.38%, 8/15/2025	80	77
3.15%, 3/1/2026	16	15
Cox Communications, Inc. 1.80%, 10/1/2030 (b)	67	52
Fox Corp. 4.71%, 1/25/2029	35	33
Paramount Global 2.90%, 1/15/2027	100	91
		535
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	60	48
Steel Dynamics, Inc. 1.65%, 10/15/2027	33	28
		76
Multiline Retail — 0.1%
Dollar General Corp. 4.13%, 5/1/2028	109	104
Multi-Utilities — 0.4%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	29	26
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	146
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	16	12
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	97
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
Puget Energy, Inc. 2.38%, 6/15/2028	17	14
WEC Energy Group, Inc. 3.55%, 6/15/2025	20	19
		314
Oil, Gas & Consumable Fuels — 1.6%
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	100	95
BP Capital Markets America, Inc. 2.72%, 1/12/2032	150	126
Cameron LNG LLC 2.90%, 7/15/2031 (b)	84	73
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	50	50
Chevron USA, Inc. 3.85%, 1/15/2028	100	96
Coterra Energy, Inc. 3.90%, 5/15/2027	60	56
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	55
Energy Transfer LP
4.90%, 2/1/2024	61	61
4.05%, 3/15/2025	50	48
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	114	92
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	40	36
3.45%, 10/15/2027 (b)	50	44
HF Sinclair Corp.
2.63%, 10/1/2023	12	12
5.88%, 4/1/2026	40	40
Marathon Petroleum Corp. 4.70%, 5/1/2025	105	103
MPLX LP 4.25%, 12/1/2027	27	26
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	22	18
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	40	40
Phillips 66 1.30%, 2/15/2026	28	25
Pioneer Natural Resources Co.
1.13%, 1/15/2026	50	44
1.90%, 8/15/2030	72	56
Plains All American Pipeline LP 4.65%, 10/15/2025	30	29
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	20	19
Targa Resources Partners LP 4.00%, 1/15/2032	14	12
Williams Cos., Inc. (The) 2.60%, 3/15/2031	50	41
		1,297
Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	77	61
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	22	20
1.45%, 11/13/2030	100	79
Mylan, Inc. 4.55%, 4/15/2028	75	70
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	45

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200	163
Zoetis, Inc. 2.00%, 5/15/2030	80	65
		458
Road & Rail — 0.6%
CSX Corp. 3.25%, 6/1/2027	162	151
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	58
Norfolk Southern Corp. 2.55%, 11/1/2029	150	127
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	110	97
3.25%, 3/15/2032	51	39
		472
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc. 3.19%, 11/15/2036 (b)	57	41
Intel Corp. 4.88%, 2/10/2028	100	98
Marvell Technology, Inc. 2.95%, 4/15/2031	52	42
Microchip Technology, Inc.
0.97%, 2/15/2024	72	69
0.98%, 9/1/2024	22	21
NXP BV (China) 2.50%, 5/11/2031	100	78
QUALCOMM, Inc. 4.25%, 5/20/2032	32	31
Xilinx, Inc. 2.38%, 6/1/2030	50	42
		422
Software — 0.6%
Intuit, Inc. 1.65%, 7/15/2030	125	101
Oracle Corp.
4.50%, 5/6/2028	33	32
2.88%, 3/25/2031	168	139
Roper Technologies, Inc.
3.80%, 12/15/2026	15	14
1.40%, 9/15/2027	174	148
VMware, Inc.
1.40%, 8/15/2026	25	22
1.80%, 8/15/2028	15	12
Workday, Inc. 3.50%, 4/1/2027	30	28
		496
Specialty Retail — 0.2%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	50	41
AutoZone, Inc. 1.65%, 1/15/2031	83	64
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	62	58
		163
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 5.30%, 10/1/2029	100	97
Tobacco — 0.3%
Altria Group, Inc. 2.45%, 2/4/2032	84	63
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	193
		256
Trading Companies & Distributors — 0.6%
Air Lease Corp.
3.00%, 9/15/2023	250	247
5.30%, 2/1/2028	100	97
Aviation Capital Group LLC 3.88%, 5/1/2023 (b)	100	99
		443
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032 (b)	100	87
T-Mobile USA, Inc.
3.88%, 4/15/2030	150	136
2.25%, 11/15/2031	100	79
		302
Total Corporate Bonds (Cost $22,456)		20,213
Collateralized Mortgage Obligations — 12.3%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	374	367
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	52	40
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034	6	4
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 2.71%, 6/20/2034 (e)	5	4
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	11	11
Series 2005-22, Class 2A1, 3.51%, 11/25/2035 (e)	63	49
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	—	—
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (e)	3	3
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	2	2
FHLMC - GNMA Series 24, Class ZE, 6.25%, 11/25/2023	1	1
FHLMC, REMIC
Series 1491, Class I, 7.50%, 4/15/2023	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1518, Class G, IF, 4.19%, 5/15/2023 (e)	—	—
Series 1798, Class F, 5.00%, 5/15/2023	—	—
Series 1541, Class O, 2.99%, 7/15/2023 (e)	—	—
Series 1608, Class L, 6.50%, 9/15/2023	1	2
Series 1602, Class SA, IF, 8.26%, 10/15/2023 (e)	—	—
Series 2283, Class K, 6.50%, 12/15/2023	—	1
Series 1671, Class L, 7.00%, 2/15/2024	1	1
Series 1706, Class K, 7.00%, 3/15/2024	3	3
Series 2033, Class SN, HB, IF, 22.16%, 3/15/2024 (e)	—	—
Series 1720, Class PL, 7.50%, 4/15/2024	5	5
Series 2306, Class K, PO, 5/15/2024	—	—
Series 2306, Class SE, IF, IO, 7.16%, 5/15/2024 (e)	1	—
Series 1745, Class D, 7.50%, 8/15/2024	1	1
Series 1927, Class PH, 7.50%, 1/15/2027	15	16
Series 1981, Class Z, 6.00%, 5/15/2027	5	5
Series 1987, Class PE, 7.50%, 9/15/2027	2	3
Series 2038, Class PN, IO, 7.00%, 3/15/2028	3	—
Series 2040, Class PE, 7.50%, 3/15/2028	12	12
Series 2063, Class PG, 6.50%, 6/15/2028	14	14
Series 2064, Class TE, 7.00%, 6/15/2028	2	2
Series 2075, Class PM, 6.25%, 8/15/2028	11	11
Series 2075, Class PH, 6.50%, 8/15/2028	11	11
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	4	—
Series 2125, Class JZ, 6.00%, 2/15/2029	7	7
Series 2169, Class TB, 7.00%, 6/15/2029	30	31
Series 2163, Class PC, IO, 7.50%, 6/15/2029	2	—
Series 2172, Class QC, 7.00%, 7/15/2029	13	13
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	4	4
Series 2210, Class Z, 8.00%, 1/15/2030	17	18
Series 2224, Class CB, 8.00%, 3/15/2030	5	6
Series 2256, Class MC, 7.25%, 9/15/2030	8	9
Series 2259, Class ZM, 7.00%, 10/15/2030	9	10
Series 2271, Class PC, 7.25%, 12/15/2030	8	8
Series 2296, Class PD, 7.00%, 3/15/2031	5	6
Series 2344, Class ZD, 6.50%, 8/15/2031	84	86
Series 2344, Class ZJ, 6.50%, 8/15/2031	12	13
Series 2345, Class NE, 6.50%, 8/15/2031	8	8
Series 2351, Class PZ, 6.50%, 8/15/2031	7	8
Series 2410, Class QX, IF, IO, 4.06%, 2/15/2032 (e)	5	—
Series 2410, Class OE, 6.38%, 2/15/2032	4	4
Series 2410, Class NG, 6.50%, 2/15/2032	6	6
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2412, Class SP, IF, 6.92%, 2/15/2032 (e)	16	16
Series 2444, Class ES, IF, IO, 3.36%, 3/15/2032 (e)	12	1
Series 2450, Class SW, IF, IO, 3.41%, 3/15/2032 (e)	5	—
Series 2423, Class MC, 7.00%, 3/15/2032	5	6
Series 2423, Class MT, 7.00%, 3/15/2032	11	11
Series 2435, Class CJ, 6.50%, 4/15/2032	37	38
Series 2441, Class GF, 6.50%, 4/15/2032	12	12
Series 2455, Class GK, 6.50%, 5/15/2032	17	17
Series 2450, Class GZ, 7.00%, 5/15/2032	19	20
Series 2466, Class DH, 6.50%, 6/15/2032	16	17
Series 2474, Class NR, 6.50%, 7/15/2032	16	16
Series 2484, Class LZ, 6.50%, 7/15/2032	23	24
Series 2500, Class MC, 6.00%, 9/15/2032	23	23
Series 2543, Class YX, 6.00%, 12/15/2032	49	50
Series 2575, Class ME, 6.00%, 2/15/2033	90	93
Series 2586, Class WI, IO, 6.50%, 3/15/2033	7	1
Series 2990, Class SL, IF, 7.67%, 6/15/2034 (e)	1	1
Series 3611, PO, 7/15/2034	11	9
Series 2990, Class UZ, 5.75%, 6/15/2035	284	287
Series 3117, Class EO, PO, 2/15/2036	26	22
Series 3117, Class OK, PO, 2/15/2036	3	2
Series 3122, Class OH, PO, 3/15/2036	18	15
Series 3152, Class MO, PO, 3/15/2036	67	56
Series 3607, Class AO, PO, 4/15/2036	16	13
Series 3137, Class XP, 6.00%, 4/15/2036	42	44
Series 3819, Class ZQ, 6.00%, 4/15/2036	102	105
Series 3149, Class SO, PO, 5/15/2036	4	3
Series 3171, Class MO, PO, 6/15/2036	14	13
Series 3179, Class OA, PO, 7/15/2036	9	7
Series 3202, Class HI, IF, IO, 2.06%, 8/15/2036 (e)	83	7
Series 3232, Class ST, IF, IO, 2.11%, 10/15/2036 (e)	17	1
Series 3417, Class EO, PO, 11/15/2036	145	123
Series 3316, Class JO, PO, 5/15/2037	2	2
Series 3607, Class OP, PO, 7/15/2037	87	70
Series 3481, Class SJ, IF, IO, 1.26%, 8/15/2038 (e)	42	3
Series 4096, Class HA, 2.00%, 12/15/2041	94	85
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	188	175
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.37%, 7/25/2032 (e)	16	15
Series T-76, Class 2A, 2.01%, 10/25/2037 (e)	63	54
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	47

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	17	17
Series T-54, Class 2A, 6.50%, 2/25/2043	159	166
Series T-54, Class 3A, 7.00%, 2/25/2043	51	54
Series T-56, Class A5, 5.23%, 5/25/2043	371	358
Series T-58, Class A, PO, 9/25/2043	9	6
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	14	14
Series 2005-W3, Class 2AF, 4.84%, 3/25/2045 (e)	47	47
FNMA, REMIC
Series 1993-25, Class J, 7.50%, 3/25/2023	—	—
Series 1998-43, Class EA, PO, 4/25/2023	—	—
Series 1993-54, Class Z, 7.00%, 4/25/2023	—	—
Series 1993-62, Class SA, IF, 7.83%, 4/25/2023 (e)	—	—
Series 1993-122, Class M, 6.50%, 7/25/2023	—	—
Series 1996-14, Class SE, IF, IO, 7.26%, 8/25/2023 (e)	1	—
Series 1993-165, Class SD, IF, 3.31%, 9/25/2023 (e)	—	—
Series 1993-178, Class PK, 6.50%, 9/25/2023	—	—
Series 1993-183, Class KA, 6.50%, 10/25/2023	4	4
Series 1993-189, Class PL, 6.50%, 10/25/2023	2	2
Series 1994-9, Class E, PO, 11/25/2023	—	—
Series 1993-247, Class SA, IF, 6.90%, 12/25/2023 (e)	1	1
Series G95-1, Class C, 8.80%, 1/25/2025	1	1
Series 2005-121, Class DX, 5.50%, 1/25/2026	33	33
Series 1997-20, IO, 1.84%, 3/25/2027 (e)	—	—
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (e)	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	3	3
Series 1997-29, Class J, 7.50%, 4/20/2027	4	4
Series 1997-39, Class PD, 7.50%, 5/20/2027	6	6
Series 2012-47, Class HF, 5.02%, 5/25/2027 (e)	25	25
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	2	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	1	2
Series 2000-2, Class ZE, 7.50%, 2/25/2030	15	16
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	14	2
Series 2001-36, Class DE, 7.00%, 8/25/2031	16	16
Series 2001-49, Class Z, 6.50%, 9/25/2031	4	4
Series 2001-44, Class PD, 7.00%, 9/25/2031	3	3
Series 2003-52, Class SX, IF, 9.10%, 10/25/2031 (e)	4	5
Series 2004-74, Class SW, IF, 6.30%, 11/25/2031 (e)	12	12
Series 2001-81, Class LO, PO, 1/25/2032	2	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-1, Class SA, IF, 10.18%, 2/25/2032 (e)	2	2
Series 2002-21, Class PE, 6.50%, 4/25/2032	9	9
Series 2002-28, Class PK, 6.50%, 5/25/2032	9	9
Series 2002-37, Class Z, 6.50%, 6/25/2032	12	12
Series 2004-61, Class SH, IF, 5.53%, 11/25/2032 (e)	14	13
Series 2003-22, Class UD, 4.00%, 4/25/2033	43	42
Series 2003-34, Class GE, 6.00%, 5/25/2033	110	113
Series 2003-39, IO, 6.00%, 5/25/2033 (e)	2	—
Series 2003-47, Class PE, 5.75%, 6/25/2033	47	48
Series 2003-64, Class SX, IF, 2.34%, 7/25/2033 (e)	5	4
Series 2003-71, Class DS, IF, 1.38%, 8/25/2033 (e)	48	42
Series 2005-56, Class TP, IF, 4.30%, 8/25/2033 (e)	13	12
Series 2003-91, Class SD, IF, 4.80%, 9/25/2033 (e)	4	4
Series 2003-116, Class SB, IF, IO, 2.98%, 11/25/2033 (e)	33	2
Series 2006-44, Class P, PO, 12/25/2033	13	11
Series 2003-130, Class SX, IF, 4.59%, 1/25/2034 (e)	1	1
Series 2004-25, Class SA, IF, 6.83%, 4/25/2034 (e)	13	14
Series 2004-46, Class SK, IF, 3.80%, 5/25/2034 (e)	9	9
Series 2004-36, Class SA, IF, 6.83%, 5/25/2034 (e)	23	23
Series 2004-50, Class VZ, 5.50%, 7/25/2034	153	154
Series 2005-74, Class CS, IF, 7.32%, 5/25/2035 (e)	8	8
Series 2005-45, Class DC, IF, 7.38%, 6/25/2035 (e)	22	21
Series 2005-56, Class S, IF, IO, 2.09%, 7/25/2035 (e)	14	1
Series 2005-73, Class PS, IF, 5.16%, 8/25/2035 (e)	37	37
Series 2005-68, Class PG, 5.50%, 8/25/2035	83	84
Series 2005-106, Class US, IF, 7.64%, 11/25/2035 (e)	22	23
Series 2006-27, Class OH, PO, 4/25/2036	18	15
Series 2006-65, Class QO, PO, 7/25/2036	12	10
Series 2006-56, Class FC, 4.91%, 7/25/2036 (e)	77	77
Series 2006-72, Class GO, PO, 8/25/2036	17	15
Series 2006-79, Class DO, PO, 8/25/2036	14	12
SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-77, Class PC, 6.50%, 8/25/2036	21	21
Series 2006-110, PO, 11/25/2036	21	18
Series 2006-124, Class HB, 3.95%, 11/25/2036 (e)	35	36
Series 2007-14, Class ES, IF, IO, 1.82%, 3/25/2037 (e)	16	1
Series 2007-81, Class GE, 6.00%, 8/25/2037	35	36
Series 2007-79, Class SB, IF, 7.09%, 8/25/2037 (e)	15	16
Series 2007-88, Class VI, IF, IO, 1.92%, 9/25/2037 (e)	45	4
Series 2007-91, Class ES, IF, IO, 1.84%, 10/25/2037 (e)	123	9
Series 2007-116, Class HI, IO, 0.00%, 1/25/2038 (e)	20	1
Series 2008-16, Class IS, IF, IO, 1.58%, 3/25/2038 (e)	6	—
Series 2008-10, Class XI, IF, IO, 1.61%, 3/25/2038 (e)	11	1
Series 2008-28, Class QS, IF, 6.85%, 4/25/2038 (e)	14	14
Series 2008-46, Class HI, IO, 0.58%, 6/25/2038 (e)	14	1
Series 2013-25, Class DC, 2.50%, 6/25/2039	134	125
Series 2009-69, PO, 9/25/2039	23	18
Series 2009-103, Class MB, 3.32%, 12/25/2039 (e)	20	20
Series 2010-71, Class HJ, 5.50%, 7/25/2040	52	53
Series 2011-118, Class MT, 7.00%, 11/25/2041	63	67
Series 2011-118, Class NT, 7.00%, 11/25/2041	57	60
Series 2013-101, Class DO, PO, 10/25/2043	123	90
Series 2013-128, PO, 12/25/2043	96	72
Series 2019-65, Class PA, 2.50%, 5/25/2048	165	148
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 12.14%, 7/25/2037 (e)	3	3
Series 2003-W4, Class 2A, 5.17%, 10/25/2042 (e)	9	10
Series 2003-W1, Class 1A1, 4.83%, 12/25/2042 (e)	49	46
FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.18%, 10/25/2037 (e)	12	12
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	—
Series 300, Class 1, PO, 9/25/2024	2	2
Series 329, Class 1, PO, 1/25/2033	2	2
GNMA
Series 2003-52, Class AP, PO, 6/16/2033	23	21
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-28, Class S, IF, 7.04%, 4/16/2034 (e)	6	6
Series 2004-71, Class SB, IF, 6.89%, 9/20/2034 (e)	10	10
Series 2004-90, Class SI, IF, IO, 1.50%, 10/20/2034 (e)	64	3
Series 2005-68, Class DP, IF, 5.37%, 6/17/2035 (e)	10	10
Series 2005-68, Class KI, IF, IO, 1.70%, 9/20/2035 (e)	112	8
Series 2006-38, Class ZK, 6.50%, 8/20/2036	196	198
Series 2006-59, Class SD, IF, IO, 2.10%, 10/20/2036 (e)	13	1
Series 2007-17, Class JI, IF, IO, 2.22%, 4/16/2037 (e)	51	4
Series 2007-27, Class SA, IF, IO, 1.60%, 5/20/2037 (e)	65	2
Series 2007-45, Class QA, IF, IO, 2.04%, 7/20/2037 (e)	53	2
Series 2007-40, Class SB, IF, IO, 2.15%, 7/20/2037 (e)	87	4
Series 2007-53, Class ES, IF, IO, 1.95%, 9/20/2037 (e)	14	—
Series 2007-53, Class SW, IF, 6.41%, 9/20/2037 (e)	10	10
Series 2009-79, Class OK, PO, 11/16/2037	41	34
Series 2007-76, Class SA, IF, IO, 1.93%, 11/20/2037 (e)	28	1
Series 2007-72, Class US, IF, IO, 1.95%, 11/20/2037 (e)	27	1
Series 2009-106, Class ST, IF, IO, 1.40%, 2/20/2038 (e)	88	4
Series 2008-33, Class XS, IF, IO, 3.11%, 4/16/2038 (e)	19	1
Series 2008-40, Class SA, IF, IO, 1.81%, 5/16/2038 (e)	53	3
Series 2008-55, Class SA, IF, IO, 1.60%, 6/20/2038 (e)	33	1
Series 2008-50, Class KB, 6.00%, 6/20/2038	66	68
Series 2008-93, Class AS, IF, IO, 1.10%, 12/20/2038 (e)	38	1
Series 2009-6, Class SA, IF, IO, 1.51%, 2/16/2039 (e)	9	—
Series 2009-31, Class TS, IF, IO, 1.70%, 3/20/2039 (e)	23	—
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	16	2
Series 2009-22, Class SA, IF, IO, 1.67%, 4/20/2039 (e)	41	2
Series 2009-92, Class ZC, 5.00%, 10/20/2039	231	230
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	49

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-137, Class WA, 5.60%, 7/20/2040 (e)	109	111
Series 2010-105, Class B, 5.00%, 8/20/2040	296	295
Series 2010-130, Class CP, 7.00%, 10/16/2040	28	30
Series 2013-91, Class WA, 4.46%, 4/20/2043 (e)	274	264
Series 2012-H24, Class FA, 4.84%, 3/20/2060 (e)	4	4
Series 2013-H03, Class FA, 4.69%, 8/20/2060 (e)	—	—
Series 2012-H21, Class DF, 4.83%, 5/20/2061 (e)	1	1
Series 2012-H26, Class MA, 4.88%, 7/20/2062 (e)	1	1
Series 2012-H29, Class FA, 4.91%, 10/20/2062 (e)	141	140
Series 2014-H15, Class FA, 4.89%, 7/20/2064 (e)	436	433
Series 2015-H15, Class FJ, 4.83%, 6/20/2065 (e)	404	402
Series 2015-H18, Class FA, 4.84%, 6/20/2065 (e)	208	207
Series 2015-H20, Class FA, 4.86%, 8/20/2065 (e)	363	361
Series 2015-H26, Class FG, 4.91%, 10/20/2065 (e)	410	404
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	17	29
Impac Secured Assets CMN Owner Trust Series 2002-2, Class A, PO, 4/25/2033	—	—
JPMorgan Mortgage Trust
Series 2003-A1, Class 1A1, 3.07%, 10/25/2033 (e)	77	69
Series 2006-A2, Class 5A3, 4.18%, 11/25/2033 (e)	15	14
Series 2006-A2, Class 4A1, 3.65%, 8/25/2034 (e)	6	6
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.06%, 4/21/2034 (e)	18	17
Series 2004-3, Class 4A2, 2.89%, 4/25/2034 (e)	7	6
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	20	19
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	48	46
Series 2004-7, Class 30, PO, 8/25/2034	5	4
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	7	5
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	4	2
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 5.24%, 10/25/2028 (e)	37	34
Series 2004-A, Class A1, 5.08%, 4/25/2029 (e)	11	10
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (e)	21	18
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7	7
Series 2003-A1, Class A1, 5.50%, 5/25/2033	2	2
Series 2003-A1, Class A2, 6.00%, 5/25/2033	6	6
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

RALI Trust Series 2002-QS16, Class A3, IF, 8.22%, 10/25/2017 ‡ (e)	—	—
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (b)	28	15
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	170	160
Series 2017-4, Class M60C, 3.50%, 6/25/2057	244	229
Series 2018-2, Class M55D, 4.00%, 11/25/2057	174	165
Series 2019-1, Class MT, 3.50%, 7/25/2058	335	307
Series 2019-3, Class M55D, 4.00%, 10/25/2058	54	51
Series 2019-4, Class M55D, 4.00%, 2/25/2059	194	183
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	230	218
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.41%, 2/15/2024 (e)	7	7
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	48	48
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	14	15
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	64	65
Series 1998-1, Class 2E, 7.00%, 3/15/2028	18	18
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 3.23%, 6/25/2033 (e)	18	17
Series 2004-AR3, Class A2, 3.16%, 6/25/2034 (e)	9	8
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	60	54
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Total Collateralized Mortgage Obligations (Cost $10,477)		9,912
Mortgage-Backed Securities — 9.6%
FHLMC
Pool # 785618, ARM, 3.88%, 7/1/2026 (e)	4	4
Pool # 611141, ARM, 3.74%, 1/1/2027 (e)	3	3
Pool # 1G2557, ARM, 3.35%, 6/1/2036 (e)	25	26
Pool # 1A1085, ARM, 5.10%, 8/1/2036 (e)	29	29
Pool # 1B7242, ARM, 3.57%, 9/1/2036 (e)	25	25
Pool # 1Q0105, ARM, 4.03%, 9/1/2036 (e)	7	7
Pool # 1Q0737, ARM, 3.99%, 11/1/2036 (e)	11	11
Pool # 1N1511, ARM, 4.42%, 1/1/2037 (e)	13	13
Pool # 1Q0739, ARM, 5.25%, 3/1/2037 (e)	9	10
Pool # 1Q0722, ARM, 3.52%, 4/1/2038 (e)	13	13
FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	2	2
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # C00376, 8.00%, 11/1/2024	—	—
Pool # C00414, 7.50%, 8/1/2025	—	—
Pool # C00452, 7.00%, 4/1/2026	1	1
Pool # G00981, 8.50%, 7/1/2028	2	2
Pool # A17537, 6.00%, 1/1/2034	14	14
Pool # G02682, 7.00%, 2/1/2037	11	11
Pool # Q58054, 4.50%, 11/1/2046	135	134
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	400	345
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U80336, 3.50%, 5/1/2033	257	243
Pool # U90690, 3.50%, 6/1/2042	87	81
Pool # U90975, 4.00%, 6/1/2042	81	78
Pool # U91427, 3.50%, 5/1/2043	313	291
FHLMC UMBS, 30 Year Pool # RA7937, 5.00%, 9/1/2052 (d)	389	384
FNMA
Pool # 54844, ARM, 3.37%, 9/1/2027 (e)	1	1
Pool # 303532, ARM, 4.10%, 3/1/2029 (e)	1	1
Pool # 745446, ARM, 4.23%, 4/1/2033 (e)	16	16
Pool # 746299, ARM, 4.06%, 9/1/2033 (e)	27	27
Pool # 743546, ARM, 3.73%, 11/1/2033 (e)	30	30
Pool # 735332, ARM, 3.85%, 8/1/2034 (e)	20	20
Pool # 790964, ARM, 3.90%, 9/1/2034 (e)	13	13
Pool # 896463, ARM, 4.32%, 10/1/2034 (e)	30	30
Pool # 816361, ARM, 3.70%, 1/1/2035 (e)	45	44
Pool # 810896, ARM, 4.90%, 1/1/2035 (e)	14	14
Pool # 816597, ARM, 4.04%, 2/1/2035 (e)	10	10
Pool # 816594, ARM, 5.79%, 2/1/2035 (e)	10	10
Pool # 745862, ARM, 3.52%, 4/1/2035 (e)	16	16
Pool # 832801, ARM, 3.89%, 9/1/2035 (e)	24	24
Pool # 843026, ARM, 5.61%, 9/1/2035 (e)	22	23
Pool # 920340, ARM, 4.25%, 2/1/2036 (e)	19	19
Pool # 886558, ARM, 4.02%, 8/1/2036 (e)	8	8
Pool # 893424, ARM, 3.83%, 9/1/2036 (e)	21	21
Pool # 915645, ARM, 4.26%, 2/1/2037 (e)	13	13
Pool # 913984, ARM, 5.69%, 2/1/2037 (e)	7	7
Pool # 887094, ARM, 3.54%, 7/1/2046 (e)	22	23
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	1	1
FNMA UMBS, 30 Year
Pool # 250066, 8.00%, 5/1/2024	—	—
Pool # 250103, 8.50%, 7/1/2024	—	—
Pool # 303031, 7.50%, 10/1/2024	—	—
Pool # 308499, 8.50%, 5/1/2025	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 695533, 8.00%, 6/1/2027	4	4
Pool # 313687, 7.00%, 9/1/2027	1	1
Pool # 755973, 8.00%, 11/1/2028	4	5
Pool # 598559, 6.50%, 8/1/2031	9	10
Pool # 995409, 8.00%, 11/1/2032	59	61
Pool # 675555, 6.00%, 12/1/2032	9	10
Pool # 674349, 6.00%, 3/1/2033	5	5
Pool # 702901, 6.00%, 5/1/2033	22	23
Pool # 721535, 5.00%, 7/1/2033	35	35
Pool # 723852, 5.00%, 7/1/2033	11	11
Pool # 729296, 5.00%, 7/1/2033	26	26
Pool # 713700, 4.50%, 8/1/2033	10	10
Pool # 737825, 6.00%, 9/1/2033	6	6
Pool # 725027, 5.00%, 11/1/2033	21	21
Pool # 725017, 5.50%, 12/1/2033	23	23
Pool # AA0922, 6.00%, 9/1/2036	28	29
Pool # 986648, 6.00%, 9/1/2037	15	16
Pool # AD9151, 5.00%, 8/1/2040	60	60
Pool # BM3375, 4.00%, 1/1/2048	128	124
Pool # BK8753, 4.50%, 6/1/2049	95	93
Pool # BP6363, 3.00%, 4/1/2050	291	258
Pool # CB2637, 2.50%, 1/1/2052	74	63
Pool # FS0882, 2.50%, 3/1/2052	377	322
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	4	4
Pool # 752786, 6.00%, 9/1/2033	7	7
FNMA, Other
Pool # AM8317, 2.96%, 3/1/2025	172	165
Pool # AN2309, 2.21%, 7/1/2026	436	403
Pool # AM7515, 3.34%, 2/1/2027	500	474
Pool # BL1040, 3.81%, 12/1/2028	150	144
Pool # BL0907, 3.88%, 12/1/2028	300	289
Pool # AM6892, 3.76%, 9/1/2029	216	207
Pool # BM4162, 3.12%, 10/1/2029 (e)	78	72
Pool # BL4333, 2.52%, 11/1/2029	384	340
Pool # BS4030, 1.96%, 1/1/2032	400	331
Pool # BS5117, 2.58%, 3/1/2032	200	172
Pool # 888408, 6.00%, 3/1/2037	8	8
Pool # 257172, 5.50%, 4/1/2038	4	4
Pool # MA1125, 4.00%, 7/1/2042	119	114
Pool # BM6734, 4.00%, 8/1/2059	396	377
Pool # BF0617, 2.50%, 3/1/2062	197	163
GNMA I, 30 Year
Pool # 363030, 7.00%, 9/15/2023	—	—
Pool # 352022, 7.00%, 11/15/2023	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	51

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 366706, 6.50%, 1/15/2024	—	—
Pool # 780965, 9.50%, 12/15/2025	—	—
Pool # 442119, 7.50%, 11/15/2026	1	1
Pool # 411829, 7.50%, 7/15/2027	1	1
Pool # 468149, 8.00%, 8/15/2028	—	—
Pool # 468236, 6.50%, 9/15/2028	19	19
Pool # 486537, 7.50%, 9/15/2028	2	2
Pool # 466406, 6.00%, 11/15/2028	4	4
Pool # 607645, 6.50%, 2/15/2033	7	7
Pool # 781614, 7.00%, 6/15/2033	10	11
Pool # 782615, 7.00%, 6/15/2035	21	22
Pool # 782025, 6.50%, 12/15/2035	30	31
Pool # 681638, 6.00%, 12/15/2038	62	63
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	—	—
Pool # 1989, 8.50%, 4/20/2025	1	1
Pool # 2006, 8.50%, 5/20/2025	—	—
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2562, 6.00%, 3/20/2028	4	5
Pool # 2633, 8.00%, 8/20/2028	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 4245, 6.00%, 9/20/2038	34	36
Pool # BA7567, 4.50%, 5/20/2048	66	64
Pool # BI0416, 4.50%, 11/20/2048	99	96
Pool # BM9692, 4.50%, 7/20/2049	54	53
Pool # BQ3224, 4.50%, 9/20/2049	319	313
Pool # MA7534, 2.50%, 8/20/2051	112	97
Pool # MA7649, 2.50%, 10/20/2051	36	31
GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	284	270
Total Mortgage-Backed Securities (Cost $8,193)		7,721
Asset-Backed Securities — 9.0%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	77	66
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	32	28
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-1, Class B, 3.95%, 7/11/2030	72	63
American Credit Acceptance Receivables Trust
Series 2022-1, Class A, 0.99%, 12/15/2025 (b)	13	13
Series 2022-2, Class A, 2.66%, 2/13/2026 (b)	23	23
Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	133	131
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class A3, 0.66%, 12/18/2024	1	1
Series 2021-1, Class A3, 0.37%, 8/18/2025	40	40
Series 2020-3, Class B, 0.76%, 12/18/2025	75	72
Series 2021-2, Class B, 0.69%, 1/19/2027	55	52
Series 2022-2, Class A3, 4.38%, 4/18/2028	31	30
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	100	90
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (b)	86	82
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	100	93
BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	88	85
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	16	16
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	47	43
CarMax Auto Owner Trust
Series 2020-1, Class A3, 1.89%, 12/16/2024	22	22
Series 2020-3, Class A3, 0.62%, 3/17/2025	26	26
Series 2021-1, Class A3, 0.34%, 12/15/2025	27	26
Series 2022-2, Class A3, 3.49%, 2/16/2027	76	74
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	90	84
Series 2022-P3, Class A3, 4.61%, 11/10/2027	22	21
Series 2021-P4, Class A4, 1.64%, 12/10/2027	150	133
CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025 (b)	16	16
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	56	53
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (e)	99	97
CPS Auto Receivables Trust
Series 2021-B, Class B, 0.81%, 12/15/2025 (b)	28	28
Series 2022-C, Class B, 4.88%, 4/15/2030 (b)	200	197
Credit Acceptance Auto Loan Trust Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	250	243
Drive Auto Receivables Trust Series 2021-3, Class B, 1.11%, 5/15/2026	28	27
DT Auto Owner Trust
Series 2021-1A, Class B, 0.62%, 9/15/2025 (b)	8	8
SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-1A, Class A, 1.58%, 4/15/2026 (b)	75	74
Series 2022-2A, Class A, 2.88%, 6/15/2026 (b)	62	61
Series 2021-3A, Class C, 0.87%, 5/17/2027 (b)	95	90
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	57	51
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	176	173
Evergy Metro, Inc., 3.15%, 3/15/2023	47	47
Exeter Automobile Receivables Trust
Series 2021-2A, Class B, 0.57%, 9/15/2025	12	12
Series 2022-3A, Class A3, 4.21%, 1/15/2026	150	149
Series 2021-4A, Class B, 1.05%, 5/15/2026	74	73
Series 2022-5A, Class B, 5.97%, 3/15/2027	107	107
Series 2022-2A, Class D, 4.56%, 7/17/2028	75	71
Series 2022-4A, Class C, 4.92%, 12/15/2028	82	80
Series 2023-1A, Class D, 6.69%, 6/15/2029	21	21
First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026 (b)	3	3
Flagship Credit Auto Trust
Series 2019-4, Class C, 2.77%, 12/15/2025 (b)	77	76
Series 2021-4, Class A, 0.81%, 7/17/2026 (b)	53	51
Series 2022-1, Class A, 1.79%, 10/15/2026 (b)	96	94
Series 2022-2, Class A3, 4.03%, 12/15/2026 (b)	200	196
Series 2023-1, Class A2, 5.38%, 12/15/2026 (b)	17	17
Series 2021-3, Class A, 0.36%, 7/15/2027 (b)	50	49
Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	200	197
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	156	134
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (e)	9	7
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class A, 0.84%, 7/15/2025 (b)	38	37
Series 2021-2A, Class B, 0.77%, 9/15/2025 (b)	19	18
Series 2021-3A, Class C, 1.11%, 9/15/2026 (b)	66	62
GM Financial Automobile Leasing Trust
Series 2021-1, Class A4, 0.33%, 2/20/2025	78	77
Series 2022-2, Class A3, 3.42%, 6/20/2025	82	80
Series 2023-1, Class A3, 5.16%, 4/20/2026	44	44
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A3, 0.35%, 10/16/2025	20	20
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	3	3
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (b)	97	89
Honda Auto Receivables Owner Trust
Series 2019-4, Class A3, 1.83%, 1/18/2024	8	8
Series 2023-1, Class A3, 5.04%, 4/21/2027	34	34
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mercedes-Benz Auto Lease Trust Series 2021-A, Class A3, 0.25%, 1/16/2024	16	15
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	63	62
MVW LLC Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	79	70
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	72	72
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	140	142
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	100	84
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (b)	130	119
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (b)	16	16
Santander Drive Auto Receivables Trust
Series 2022-1, Class A2, 1.36%, 12/16/2024	8	8
Series 2021-3, Class B, 0.60%, 12/15/2025	51	51
Series 2020-4, Class C, 1.01%, 1/15/2026	23	23
Series 2021-2, Class C, 0.90%, 6/15/2026	74	73
Series 2022-3, Class A3, 3.40%, 12/15/2026	73	72
Series 2022-4, Class A3, 4.14%, 2/16/2027	110	108
Series 2022-5, Class B, 4.43%, 3/15/2027	44	43
Series 2023-1, Class B, 4.98%, 2/15/2028	43	42
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (b)	34	32
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (b)	150	151
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.89%, 1/25/2036 (f)	21	16
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	33	30
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	42	38
Tesla Auto Lease Trust Series 2021-B, Class A4, 0.63%, 9/22/2025 (b)	51	48
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A3, 1.66%, 5/15/2024	21	21
Series 2021-A, Class A3, 0.26%, 5/15/2025	77	75
Series 2020-C, Class A4, 0.57%, 10/15/2025	56	53
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	88	79
Series 2018-1, Class A, 3.70%, 3/1/2030	98	84
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026 (b)	21	21
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	53

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2023 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	60	59
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (f)	47	42
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (f)	72	65
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (f)	66	60
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (f)	91	84
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (f)	68	62
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (f)	92	85
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (f)	102	92
Westlake Automobile Receivables Trust
Series 2020-3A, Class B, 0.78%, 11/17/2025 (b)	18	18
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (b)	183	183
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	72	65
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (b)	50	50
World Omni Auto Receivables Trust
Series 2021-A, Class A3, 0.30%, 1/15/2026	83	80
Series 2022-B, Class A3, 3.25%, 7/15/2027	140	135
Series 2023-A, Class A3, 4.83%, 5/15/2028	58	57
World Omni Automobile Lease Securitization Trust
Series 2021-A, Class A3, 0.42%, 8/15/2024	65	63
Series 2020-B, Class A4, 0.52%, 2/17/2026	60	60
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	10	10
Total Asset-Backed Securities (Cost $7,522)		7,206
Commercial Mortgage-Backed Securities — 6.9%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (b) (e)	145	143
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	100	90
Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	268
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (e)	500	479
Series KLU2, Class A7, 2.23%, 9/25/2025 (e)	213	198
Series K737, Class AM, 2.10%, 10/25/2026	305	278
Series K069, Class A2, 3.19%, 9/25/2027 (e)	480	452
Series K081, Class A1, 3.88%, 2/25/2028	93	91
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K083, Class A2, 4.05%, 9/25/2028 (e)	297	289
Series K088, Class A2, 3.69%, 1/25/2029	480	459
Series K-151, Class A2, 3.80%, 10/25/2032 (e)	300	284
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	184	181
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	302	293
Series 2015-M7, Class A2, 2.59%, 12/25/2024	540	515
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (e)	476	441
Series 2020-M50, Class A1, 0.67%, 10/25/2030	256	235
Series 2020-M50, Class A2, 1.20%, 10/25/2030	165	141
Series 2020-M50, Class X1, IO, 1.89%, 10/25/2030 (e)	2,577	187
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (e)	117	92
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	8	8
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (e)	98	8
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 ‡ (b)	147	113
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	200	184
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	155	125
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	4	4
Total Commercial Mortgage-Backed Securities (Cost $5,970)		5,558
Foreign Government Securities — 0.2%
United Mexican States 2.66%, 5/24/2031 (Cost $199)	200	161
U.S. Government Agency Securities — 0.1%
Resolution Funding Corp. STRIPS DN, 3.38%, 1/15/2026 (a) (Cost $55)	60	53
SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMorgan Institutional Trust Funds	February 28, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.66% (g) (h) (Cost $980)	979	980
Total Investments — 100.2% (Cost $86,419)		80,596
Liabilities in Excess of Other Assets — (0.2)%		(125)
NET ASSETS — 100.0%		80,471

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2023.
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of February 28, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2023.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2023.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2023.

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	55

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2023
(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,076,650	$79,616
Investments in affiliates, at value	63,390	980
Deposits at broker for futures contracts	1,156	—
Receivables:
Investment securities sold	117	4
Investment securities sold — delayed delivery securities	388	54
Interest from non-affiliates	10,808	379
Dividends from affiliates	237	10
Variation margin on futures contracts	27	—
Due from adviser	—	4
Total Assets	2,152,773	81,047
LIABILITIES:
Payables:
Due to custodian	54	5
Investment securities purchased	2,884	93
Investment securities purchased — delayed delivery securities	18,107	429
Accrued liabilities:
Investment advisory fees	196	—
Administration fees	1	—
Custodian and accounting fees	33	13
Other	67	36
Total Liabilities	21,342	576
Net Assets	$2,131,431	$80,471
NET ASSETS:
Paid-in-Capital	$2,388,124	$87,177
Total distributable earnings (loss)	(256,693)	(6,706)
Total Net Assets	$2,131,431	$80,471
Net Assets:
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	241,046	9,235
Net asset value, offering and redemption price per share (a)	$8.84	$8.71
Cost of investments in non-affiliates	$2,306,611	$85,439
Cost of investments in affiliates	63,395	980

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMorgan Institutional Trust Funds	February 28, 2023

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2023
(Amounts in thousands)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$65,990	$2,292
Interest income from affiliates	1	—(a)
Dividend income from affiliates	1,463	34
Total investment income	67,454	2,326
EXPENSES:
Investment advisory fees	5,669	228
Administration fees	2,025	81
Custodian and accounting fees	173	73
Interest expense to affiliates	6	—(a)
Professional fees	107	67
Trustees’ and Chief Compliance Officer’s fees	32	25
Printing and mailing costs	37	15
Transfer agency fees	14	1
Other	141	12
Total expenses	8,204	502
Less fees waived	(5,302)	(312)
Less expense reimbursements	(2)	(70)
Net expenses	2,900	120
Net investment income (loss)	64,554	2,206
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(24,592)	(669)
Investments in affiliates	(10)	1
Futures contracts	(1,410)	—
Net realized gain (loss)	(26,012)	(668)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(220,094)	(6,192)
Investments in affiliates	(10)	—(a)
Futures contracts	(173)	—
Change in net unrealized appreciation/depreciation	(220,277)	(6,192)
Net realized/unrealized gains (losses)	(246,289)	(6,860)
Change in net assets resulting from operations	$(181,735)	$(4,654)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	57

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Trust		JPMorgan Intermediate Bond Trust
	Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2023	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$64,554	$52,268	$2,206	$2,199
Net realized gain (loss)	(26,012)	6,261	(668)	299
Change in net unrealized appreciation/depreciation	(220,277)	(99,791)	(6,192)	(4,311)
Change in net assets resulting from operations	(181,735)	(41,262)	(4,654)	(1,813)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(64,356)	(67,247)	(2,192)	(3,003)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	303,570	(38,225)	1,655	(14,672)
NET ASSETS:
Change in net assets	57,479	(146,734)	(5,191)	(19,488)
Beginning of period	2,073,952	2,220,686	85,662	105,150
End of period	$2,131,431	$2,073,952	$80,471	$85,662
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$541,443	$372,391	$1,975	$3,085
Distributions reinvested	58,385	62,290	1,473	2,025
Cost of shares redeemed	(296,258)	(472,906)	(1,793)	(19,782)
Change in net assets resulting from capital transactions	$303,570	$(38,225)	$1,655	$(14,672)
SHARE TRANSACTIONS:
Issued	59,161	35,822	227	311
Reinvested	6,454	6,006	166	207
Redeemed	(32,318)	(45,563)	(202)	(1,987)
Change in Shares	33,297	(3,735)	191	(1,469)
SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMorgan Institutional Trust Funds	February 28, 2023

THIS PAGE IS INTENTIONALLY LEFT BLANK

59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Year Ended February 28, 2023	$9.98	$0.29	$(1.14)	$(0.85)	$(0.29)	$—	$(0.29)
Year Ended February 28, 2022	10.50	0.26	(0.45)	(0.19)	(0.26)	(0.07)	(0.33)
Year Ended February 28, 2021	10.80	0.31	(0.03)	0.28	(0.31)	(0.27)	(0.58)
Year Ended February 29, 2020	9.97	0.34	0.87	1.21	(0.34)	(0.04)	(0.38)
Year Ended February 28, 2019	10.03	0.34	(0.03)	0.31	(0.34)	(0.03)	(0.37)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMorgan Institutional Trust Funds	February 28, 2023

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$8.84	(8.57)%	$2,131,431	0.14%	3.19%	0.41%	53%
9.98	(1.92)	2,073,952	0.14	2.46	0.40	66
10.50	2.57	2,220,686	0.14	2.89	0.40	66
10.80	12.32	2,059,714	0.14	3.25	0.41	32
9.97	3.16	1,876,288	0.15	3.42	0.42	17
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2023	JPMorgan Institutional Trust Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Bond Trust
Year Ended February 28, 2023	$9.47	$0.24	$(0.76)	$(0.52)	$(0.24)	$—	$(0.24)
Year Ended February 28, 2022	10.00	0.23	(0.43)	(0.20)	(0.24)	(0.09)	(0.33)
Year Ended February 28, 2021	10.18	0.27	(0.02)(d)	0.25	(0.27)	(0.16)	(0.43)
Year Ended February 29, 2020	9.65	0.31	0.53	0.84	(0.31)	—	(0.31)
Year Ended February 28, 2019	9.63	0.31	0.02	0.33	(0.31)	—	(0.31)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

62

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$8.71	(5.51)%	$80,471	0.15%	2.71%	0.62%	30%
9.47	(2.10)	85,662	0.15	2.38	0.57	36
10.00	2.42	105,150	0.15	2.63	0.52	40
10.18	8.79	140,002	0.15	3.08	0.54	23
9.65	3.47	143,173	0.15	3.18	0.53	32

63

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2023
(Dollar values in thousands)
1. Organization
JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are two separate diversified series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report: JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust.
The investment objective of JPMorgan Core Bond Trust (“Core Bond Trust”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
The investment objective of JPMorgan Intermediate Bond Trust (“Intermediate Bond Trust”) is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board are required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.

64	JPMorgan Institutional Trust Funds	February 28, 2023

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Funds at February 28, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Core Bond Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$248,252	$62,369	$310,621
Collateralized Mortgage Obligations	—	128,489	5,720	134,209
Commercial Mortgage-Backed Securities	—	93,623	2,483	96,106
Corporate Bonds	—	512,700	—	512,700
Foreign Government Securities	—	8,170	—	8,170
Loan Assignments	—	2,695	—	2,695
Mortgage-Backed Securities	—	435,360	—	435,360
Municipal Bonds	—	9,625	—	9,625
U.S. Government Agency Securities	—	12,761	—	12,761
U.S. Treasury Obligations	—	554,403	—	554,403
Short-Term Investments
Investment Companies	63,390	—	—	63,390
Total Investments in Securities	$63,390	$2,006,078	$70,572	$2,140,040
Depreciation in Other Financial Instruments
Futures Contracts	$(173)	$—	$—	$(173)

Intermediate Bond Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$7,206	$—	$7,206
Collateralized Mortgage Obligations	—	9,912	—(a)	9,912
Commercial Mortgage-Backed Securities	—	5,445	113	5,558
Corporate Bonds	—	20,213	—	20,213
Foreign Government Securities	—	161	—	161
Mortgage-Backed Securities	—	7,721	—	7,721
U.S. Government Agency Securities	—	53	—	53
U.S. Treasury Obligations	—	28,792	—	28,792

February 28, 2023	JPMorgan Institutional Trust Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2023 (continued)
(Dollar values in thousands)
Intermediate Bond Trust (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$980	$—	$—	$980
Total Investments in Securities	$980	$79,503	$113	$80,596

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Core Bond Trust	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2023
Investments in Securities:
Asset-Backed Securities	$59,313	$—	$(2,139)	$2	$32,221	$(19,821)	$34,156	$(43,484)	$2,121	$62,369
Collateralized Mortgage Obligations	14,123	(1,068)	633	(48)	4,046	(3,525)	3,829	(7,549)	(4,721)	5,720
Commercial Mortgage-Backed Securities	1,684	—	(110)	(6)	—(b)	(1)	—	(1,684)	2,600	2,483
Total	$75,120	$(1,068)	$(1,616)	$(52)	$36,267	$(23,347)	$37,985	$(52,717)	$—	$70,572

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Asset-Backed Securities and Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(2,690). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
For the year ended February 28, 2023, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
Intermediate Bond Trust	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2023
Investments in Securities:
Asset-Backed Securities	$124	$—	$—	$—	$—	$—	$—	$(124)	$—
Collateralized Mortgage Obligations	496	—	—(a)	—	—	—	—(a)	(496)	—(a)
Commercial Mortgage-Backed Securities	—	—	(28)	—(a)	—	—	141	—	113
Total	$620	$—	$(28)	$—(a)	$—	$—	$141	$(620)	$113

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(27). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

66	JPMorgan Institutional Trust Funds	February 28, 2023

For the year ended February 28, 2023, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Core Bond Trust
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$33,969	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 13.00% (1.19%)
			Yield (Discount Rate of Cash Flows)	5.59% - 9.22% (8.09%)

Asset-Backed Securities	33,969
	5,148	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (10.34%)
			Constant Default Rate	0.00% - 2.99% (0.05%)
			Yield (Discount Rate of Cash Flows)	6.45% - 11.69% (10.27%)

Collateralized Mortgage Obligations	5,148
	2,483	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.67% (8.67%)

Commercial Mortgage-Backed Securities	2,483
Total	$41,600

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At February 28, 2023, the value of these investments was $28,972. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2023, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

February 28, 2023	JPMorgan Institutional Trust Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2023 (continued)
(Dollar values in thousands)
C. Loan Assignments — Core Bond Trust invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The  above Fund invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund's rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims by their creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2023, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively,  on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2023 are detailed on the SOIs, if any.
E. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

68	JPMorgan Institutional Trust Funds	February 28, 2023

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not have any securities out on loan at February 28, 2023.
F. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Core Bond Trust
For the year ended February 28, 2023
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2023	Shares at February 28, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.66% (a) (b)	$80,987	$1,063,838	$1,081,415	$(10)	$(10)	$63,390	63,358	$1,463	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2023.

Intermediate Bond Trust
For the year ended February 28, 2023
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2023	Shares at February 28, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.66% (a) (b)	$1,357	$20,425	$20,803	$1	$—(c)	$980	979	$34	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2023.
(c)	Amount rounds to less than one thousand.
G. Futures Contracts — Core Bond Trust used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

February 28, 2023	JPMorgan Institutional Trust Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2023 (continued)
(Dollar values in thousands)
The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the year ended February 28, 2023:
Core Bond Trust
Futures Contracts:
Average Notional Balance Long	$28,125
Ending Notional Balance Long	98,637
H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
Core Bond Trust invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

70	JPMorgan Institutional Trust Funds	February 28, 2023

I. Allocation of Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared  and paid at least monthly and are declared separately for each class. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Core Bond Trust	$—	$37	$(37)
Intermediate Bond Trust	—	1	(1)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.28% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee  — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds' average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to JPMIM.
C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

February 28, 2023	JPMorgan Institutional Trust Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2023 (continued)
(Dollar values in thousands)
D. Placement Agent— J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.
E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Intermediate Bond Trust	0.15
The expense limitation agreements were in effect for the year ended February 28, 2023 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2023.
For the year ended February 28, 2023, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
Core Bond Trust	$3,128	$2,024	$5,152	$—
Intermediate Bond Trust	228	81	309	69
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser and Administrator as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2023 were as follows:

Core Bond Trust	$150
Intermediate Bond Trust	3
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended February 28, 2023 the amount of these reimbursements were as follows:

Core Bond Trust	$2
Intermediate Bond Trust	1
F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2023, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

72	JPMorgan Institutional Trust Funds	February 28, 2023

4. Investment Transactions
During the year ended February 28, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$1,018,689	$817,783	$318,376	$238,410
Intermediate Bond Trust	9,143	16,373	16,300	7,313
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,371,325	$7,372	$238,830	$(231,458)
Intermediate Bond Trust	86,481	67	5,952	(5,885)
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments.
The tax character of distributions paid during the year ended February 28, 2023 was as follows:
	Ordinary Income*	Total Distributions Paid
Core Bond Trust	$64,356	$64,356
Intermediate Bond Trust	2,192	2,192

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 28, 2022 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$52,729	$14,518	$67,247
Intermediate Bond Trust	2,208	795	3,003

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2023, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$776	$(20,188)	$(231,458)
Intermediate Bond Trust	22	(175)	(5,885)
The cumulative timing differences primarily consist of tax adjustments on certain derivatives and investments, post-October capital loss deferrals and foreign currency gains or losses.

February 28, 2023	JPMorgan Institutional Trust Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2023 (continued)
(Dollar values in thousands)
At February 28, 2023, the following Funds had net capital loss carryforwards which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Bond Trust	$11,639	$8,549
Intermediate Bond Trust	175	—
Net capital losses (gains)  incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2023, the Funds deferred to March 1, 2023 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Core Bond Trust	$966	$4,782
Intermediate Bond Trust	203	422
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2023.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 30, 2023.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2023.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a change in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus Applicable Margin.
The Funds did not utilize the Credit Facility during the year ended February 28, 2023.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

74	JPMorgan Institutional Trust Funds	February 28, 2023

As of February 28, 2023, the following Funds had  individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares  as follows:
	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Trust	2	25.1%
Intermediate Bond Trust	5	93.9
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates.  If rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e. the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds' net assets could be adversely affected.
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund's loans, notes, derivatives and other instruments or investments comprising some or all of a Fund's investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.
The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term

February 28, 2023	JPMorgan Institutional Trust Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2023 (continued)
(Dollar values in thousands)
cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

76	JPMorgan Institutional Trust Funds	February 28, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Institutional Trust and Shareholders of JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust (constituting JPMorgan Institutional Trust, hereafter collectively referred to as the "Funds") as of February 28, 2023, the related statements of operations for the year ended February 28, 2023, the statements of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2023 and each of the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 26, 2023
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

February 28, 2023	JPMorgan Institutional Trust Funds	77

TRUSTEES
(Unaudited)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees
John F. Finn (1947); Chair since 2020; Trustee since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	178	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present).
Stephen P. Fisher (1959); Trustee since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	178	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).
Gary L. French (1951); Trustee since 2014.	Real Estate Investor (2011-2020); Investment management industry Consultant and Expert Witness (2011-present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011-2017).	178	Independent Trustee, The China Fund, Inc. (2013-2019); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).
Kathleen M. Gallagher (1958); Trustee since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	178
Non- Executive Director, Legal &
General Investment Management
(Holdings) (2018-present);
Non-Executive Director, Legal &
General Investment Management
America (U.S. Holdings) (financial
services and insurance) (2017-present);
Advisory Board Member, State Street
Global Advisors Total Portfolio
Solutions (2017-present); Member,
Client Advisory Council, Financial
Engines, LLC (registered investment
adviser) (2011-2016); Director, Ford
Pension Funds Investment
Management Ltd. (2007-2016).

Robert J. Grassi (1957); Trustee since 2014.	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	178	None
Frankie D. Hughes (1952); Trustee since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	178	None

78	JPMorgan Institutional Trust Funds	February 28, 2023

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Raymond Kanner (1953); Trustee since 2017.	Retired; Managing Director and Chief Investment Officer, IBM Retirement Funds (2007-2016).	178
Advisory Board Member, Penso
Advisors, LLC (2020-present); Advisory
Board Member, Los Angeles Capital
(2018-present); Advisory Board
Member, State Street Global Advisors
Total Portfolio Solutions (2017-
present); Acting Executive Director,
Committee on Investment of Employee
Benefit Assets (CIEBA) (2016-2017);
Advisory Board Member, Betterment
for Business (robo advisor) (2016-
2017); Advisory Board Member,
BlueStar Indexes (index creator)
(2013-2017); Director, Emerging
Markets Growth Fund (registered
investment company) (1997-2016);
Member, Russell Index Client Advisory
Board (2001-2015).

Thomas P. Lemke (1954); Trustee since 2014.	Retired since 2013.	178
(1) Independent Trustee of Advisors’
Inner Circle III fund platform, consisting
of the following: (i) the Advisors’ Inner
Circle Fund III, (ii) the Gallery Trust, (iii)
the Schroder Series Trust, (iv) the
Delaware Wilshire Private Markets Fund
(since 2020), (v) Chiron Capital
Allocation Fund Ltd., and (vi) formerly
the Winton Diversified Opportunities
Fund (2014-2018); and (2) Independent
Trustee of the Symmetry Panoramic
Trust (since 2018).

Lawrence R. Maffia (1950); Trustee since 2014.	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	178	Director, ICI Mutual Insurance Company (1999-2013).
Mary E. Martinez (1960); Vice Chair since 2021; Trustee since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (asset management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	178	None
Marilyn McCoy (1948); Trustee since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	178	None
Dr. Robert A. Oden, Jr. (1946); Trustee since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	178
Trustee, The Coldwater Conservation
Fund (2017-present); Trustee, American
Museum of Fly Fishing (2013-present);
Trustee and Vice Chair, Trout Unlimited
(2017-2021); Trustee, Dartmouth-
Hitchcock Medical Center (2011-2020).

February 28, 2023	JPMorgan Institutional Trust Funds	79

TRUSTEES
(Unaudited) (continued)
Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Marian U. Pardo* (1946); Trustee since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	178	Board Chair and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).
Emily A. Youssouf (1951); Trustee since 2014.	Adjunct Professor (2011-present) and Clinical Professor (2009-2011), NYU Schack Institute of Real Estate; Board Member and Member of the Audit Committee (2013–present), Chair of Finance Committee (2019-present), Member of Related Parties Committee (2013-2018) and Member of the Enterprise Risk Committee (2015-2018), PennyMac Financial Services, Inc.; Board Member (2005-2018), Chair of Capital Committee (2006-2016), Chair of Audit Committee (2005-2018), Member of Finance Committee (2005-2018) and Chair of IT Committee (2016-2018), NYC Health and Hospitals Corporation.	178
Trustee, NYC School Construction
Authority (2009-present); Board
Member, NYS Job Development
Authority (2008-present); Trustee and
Chair of the Audit Committee of the
Transit Center Foundation (2015-2019).

Interested Trustees
Robert F. Deutsch** (1957); Trustee since 2014.	Retired; Head of ETF Business for JPMorgan Asset Management (2013-2017); Head of Global Liquidity Business for JPMorgan Asset Management (2003-2013).	178	Treasurer and Director of the JUST Capital Foundation (2017-present).
Nina O. Shenker** (1957); Trustee since 2022.	Vice Chair (2017-2021), General Counsel and Managing Director (2008-2016), Associate General Counsel and Managing Director (2004-2008), J.P. Morgan Asset & Wealth Management.	178	Director and Member of Legal and Human Resources Subcommittees, American Jewish Joint Distribution Committee (2018-present).

(1)
The year shown is the first year in which a Trustee became a member of any of the following: the JPMorgan Mutual Fund Board, the JPMorgan
ETF Board, the heritage J.P. Morgan Funds or the heritage One Group Mutual Funds. Trustees serve an indefinite term, until resignation, retirement, removal or death. The Board’s current retirement policy sets retirement at the end of the calendar year in which the Trustee attains the age of 75, provided that any Board member who was a member of the JPMorgan Mutual Fund Board prior to January 1, 2022 and was born prior to January 1, 1950 shall retire from the Board at the end of the calendar year in which the Trustee attains the age of 78.

(2)
A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes nine registered investment companies (178 J.P. Morgan Funds).

*
In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan
Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

**	Designation as an “Interested Trustee” is based on prior employment by the Adviser or an affiliate of the Adviser or interests in a control person of the Adviser.
The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

80	JPMorgan Institutional Trust Funds	February 28, 2023

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. since 2014.
Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.
Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary 2010-2019)	Managing Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Samuels has been with JPMorgan Chase & Co. since 2010.
Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Kiesha Astwood-Smith (1973), Assistant Secretary (2021)
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since June 2021; Senior Director and
Counsel, Equitable Financial Life Insurance Company (formerly, AXA Equitable Life Insurance Company) from
September 2015 through June 2021.

Matthew Beck (1988), Assistant Secretary (2021)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since May 2021; Senior Legal Counsel,
Ultimus Fund Solutions from May 2018 through May 2021; General Counsel, The Nottingham Company from
April 2014 through May 2018.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Ms. Davin has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 2004.
Jessica K. Ditullio (1962) Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Ms. Ditullio has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.
Anthony Geron (1971), Assistant Secretary (2018)
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA
Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Lekstutis has been with JPMorgan Chase & Co. since 2011.
Max Vogel (1990), Assistant Secretary (2021)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since June 2021; Associate, Proskauer Rose LLP (law firm) from March 2017 to June 2021.
Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Vonnegut-Gabovitch has been with JPMorgan Chase & Co. since September 2016.
Frederick J. Cavaliere (1978), Assistant Treasurer (2023)**	Executive Director, J.P. Morgan Investment Management Inc. Mr. Cavaliere has been with JPMorgan Chase & Co. since May 2006.
Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.
Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Executive Director, J.P. Morgan Investment Management Inc. Mr. Fleytekh has been with J.P. Morgan Investment Management Inc. since February 2012.
Shannon Gaines (1977), Assistant Treasurer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. Mr. Gaines has been with J.P. Morgan Investment Management Inc. since January 2014.
Jeffrey D. House (1972), Assistant Treasurer (2017)*	Vice President, J.P. Morgan Investment Management Inc. since July 2006.
Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. since 2014.
Joseph Parascondola (1963), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. Mr. Parascondola has been with J.P. Morgan Investment Management Inc. since 2006.

February 28, 2023	JPMorgan Institutional Trust Funds	81

OFFICERS
(Unaudited) (continued)
Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Gillian I. Sands (1969), Assistant Treasurer (2012)	Executive Director, J.P. Morgan Investment Management Inc. Ms. Sands has been with J.P. Morgan Investment Management Inc. since 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.
*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.
**	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

82	JPMorgan Institutional Trust Funds	February 28, 2023

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, September 1, 2022, and continued to hold your shares at the end of the reporting period, February 28, 2023.
Actual Expenses
For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Trust
Actual	$1,000.00	$985.00	$0.69	0.14%
Hypothetical	1,000.00	1,024.10	0.70	0.14
JPMorgan Intermediate Bond Trust
Actual	1,000.00	991.90	0.74	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

February 28, 2023	JPMorgan Institutional Trust Funds	83

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

84	JPMorgan Institutional Trust Funds	February 28, 2023

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2023. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2023. The information necessary to complete your income tax returns for the calendar year ending December 31, 2023 will be provided under separate cover.
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2023:
Income from U.S. Treasury Obligations
JPMorgan Core Bond Trust	19.7%
JPMorgan Intermediate Bond Trust	20.6

February 28, 2023	JPMorgan Institutional Trust Funds	85

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FOR MORE INFORMATION:
INVESTMENT ADVISER
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, New York 10172
PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
277 Park Avenue
New York, New York 10172
This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Fund’s Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the generalpublic.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. Each Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record is available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. February 2023.
AN-INSTT-223

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2023 – $115,573

2022 – $111,221

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2023 – $13,310

2022 – $13,310

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2023 – $17,249

2022 – $17,425

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2023 and 2022, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2023 – Not applicable

2022 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2023 – 0.0%

2022 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable—Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2022—$31.6 million

2021—$30.5 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 4, 2023

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 4, 2023